As filed with the Securities and Exchange                      File No. 33-59749
Commission on April 19, 2002                                   File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 14 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

         Variable Annuity Account I of ING Insurance Company of America (formerly Variable Annuity Account I of Aetna Insurance Company of America)

                        ING Insurance Company of America
                  (formerly Aetna Insurance Company of America)

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                        ING Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

                                 Linda E. Senker
                                  ING Americas
                                Legal Department
                              1475 Dunwoody Drive
                             West Chester, PA 19380
                                  (610) 425-4139
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                       cc: Kimberly J. Smith, Chief Counsel
                                  ING Americas
                                Legal Department
                              1475 Dunwoody Drive
                             West Chester, PA 19380
                                  (610) 425-3427

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on May 1, 2002, pursuant to paragraph (b) of Rule 485
     --------

                       CONTRACT PROSPECTUS -- MAY 1, 2002
--------------------------------------------------------------------------------
THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the "Company", "we", "us", "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

THE FUNDS

ING VP Ascent Portfolio              ING MFS Capital Opportunities        Janus Aspen Flexible Income
    (Class R Shares)(1)              Portfolio (Initial Class)(1)         Portfolio
ING VP Balanced Portfolio, Inc.      ING MFS Emerging Equities Portfolio  (Institutional Shares)
    (Class R Shares)(1)              (Initial Class)(1)                   Janus Aspen Growth Portfolio
ING VP Bond Portfolio                ING MFS Research Portfolio           (Institutional Shares)
    (Class R Shares)(1)              (Initial Class)(1)                   Janus Aspen Worldwide Growth
ING VP Crossroads Portfolio          ING Scudder International Growth     Portfolio (Institutional Shares)
    (Class R Shares)(1)              Portfolio (Initial Class)(1)         MFS-Registered Trademark- Strategic
ING VP Growth Portfolio              ING T. Rowe Price Growth Equity      Income Series (Initial Class)(1)
    (Class R Shares)(1)              Portfolio (Initial Class)(1)         MFS-Registered Trademark- Total
ING VP Growth and Income Portfolio   Calvert Social Balanced Portfolio    Return Series
    (Class R Shares)(1)              Fidelity-Registered Trademark- VIP   (Initial Class)
ING VP Index Plus LargeCap           Asset Manager(SM)                    Oppenheimer Aggressive Growth
Portfolio                            Portfolio (Initial Class)            Fund/VA
    (Class R Shares)(1)              Fidelity-Registered Trademark- VIP   Oppenheimer Global Securities
ING VP International Equity          Contrafund-Registered Trademark-     Fund/VA
Portfolio                            Portfolio                            Oppenheimer Main Street Growth &
    (Class R Shares)(1)              (Initial Class)                      Income Fund/VA-Registered
ING VP Legacy Portfolio              Fidelity-Registered Trademark- VIP   Trademark-
    (Class R Shares)(1)              Equity-Income Portfolio              Oppenheimer Strategic Bond
ING VP Money Market Portfolio        (Initial Class)                      Fund/VA
    (Class R Shares)(1)              Fidelity-Registered Trademark- VIP   Oppenheimer Aggressive Growth
ING VP Small Company Portfolio       Growth Portfolio                     Fund/VA
    (Class R Shares)(1)              (Initial Class)                      Oppenheimer Global Securities
ING VP Technology Portfolio          Fidelity-Registered Trademark- VIP   Fund/VA
    (Class R Shares)(1)              High Income Portfolio                Oppenheimer Main Street Growth &
ING VP Value Opportunity Portfolio   (Initial Class)                      Income Fund/VA
    (Class R Shares)(1)              Fidelity-Registered Trademark- VIP   Oppenheimer Strategic Bond
                                     Index 500 Portfolio                  Fund/VA
                                     (Initial Class)
                                     Fidelity-Registered Trademark- VIP
                                     Overseas Portfolio
                                     (Initial Class)
                                     Janus Aspen Aggressive Growth
                                     Portfolio (Institutional Shares)
                                     Janus Aspen Balanced Portfolio
                                     (Institutional Shares)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 55 for a complete list of former and current fund names.

--------------------------------------------------------------------------------

                                    VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds. RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, in Appendix III--Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2002, Statement of
                                    Additional Information (SAI) about the
                                    separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.
                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permittheir sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.
                                    FIXED INTEREST OPTIONS.
                                    -- IICA Guaranteed Account (the Guaranteed
                                    Account)
                                    -- Fixed Account
                                    Except as specifically mentioned, this
                                    prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.
                                    AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.
                                    These contracts are not deposits with,
                                    obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW........................................................   4
   Contract Design
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order (sidebar)
   Sending Additional Purchase Payments (sidebar)
   Contract Phases: The Accumulation Phase, The Income Phase................   5

 FEE TABLE..................................................................   6

 CONDENSED FINANCIAL INFORMATION............................................  12

 INVESTMENT OPTIONS.........................................................  12

 TRANSFERS AMONG INVESTMENT OPTIONS.........................................  14

 PURCHASE AND RIGHTS........................................................  15

 RIGHT TO CANCEL............................................................  18

 FEES.......................................................................  19

 YOUR ACCOUNT VALUE.........................................................  24

 WITHDRAWALS................................................................  26

 SYSTEMATIC DISTRIBUTION OPTIONS............................................  28

 DEATH BENEFIT..............................................................  29

 THE INCOME PHASE...........................................................  34

 TAXATION...................................................................  38

 OTHER TOPICS...............................................................  45

 The Company--Variable Annuity Account I--Contract Distribution--Payment of
 Commissions--Payment Delay or Suspension--Performance Reporting--Voting
 Rights--Contract Modifications--Transfer of Ownership: Assignment--Involuntary
 Terminations--Legal Matters and Proceedings

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................  50

 APPENDIX I--IICA GUARANTEED ACCOUNT........................................  51

 APPENDIX II--FIXED ACCOUNT.................................................  54

 APPENDIX III--DESCRIPTION OF UNDERLYING FUNDS..............................  55

 APPENDIX IV--CONDENSED FINANCIAL INFORMATION...............................  80

[SIDE NOTE]
QUESTIONS: CONTACTING THE
COMPANY. To answer your questions, contact your sales representative or write or call the Company's Customer Service Center at:
P.O. Box 2700
West Chester, PA 19380
1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.
Use one of the following addresses when sending additional purchase payments. If using the U.S. Postal Service:

 ING
 Attn: Customer Service
 P.O. Box 2700
 West Chester, PA 19380
 If using express mail:
 ING
 Attn: Customer Service
 1475 Dunwoody Drive
 Westchester, PA 19380
 Express mail packages should not be sent to the P.O. Box address.

 [END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating dollars under your
   contract)

STEP 1: You provide us with your
completed application and initial
purchase payment. We establish an
account for you and credit that
account with your initial purchase
payment.                     [CHART]

STEP 2: You direct us to invest
your purchase payment in one or
more of the following Investment
options:
(a)  Fixed Interest Options; or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account I.
     Each one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides for payments to your beneficiary;
   or

-- Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE (As a percentage of the purchase payments withdrawn.)
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:

                                                                        Early
                     Years from Receipt                                 Withdrawal
                    of Purchase Payment                                 Charge
                    --------------------------------------------------  ---
                    Less than 2                                         7%
                    2 or more but less than 4                           6%
                    4 or more but less than 5                           5%
                    5 or more but less than 6                           4%
                    6 or more but less than 7                           3%
                    7 or more                                           0%

                              ROTH IRA CONTRACTS:1

                                                                        Early
                                                                        Withdrawal
                    Completed Account Years                             Charge
                    --------------------------------------------------  ---
                    Less than 1                                         5%
                    1 or more but less than 2                           4%
                    2 or more but less than 3                           3%
                    3 or more but less than 4                           2%
                    4 or more but less than 5                           1%
                    5 or more                                           0%

ANNUAL MAINTENANCE FEE ............................................... $30.00(2)

TRANSFER CHARGE ....................................................... $0.00(3)

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

-- CONTRACTS OTHER THAN ROTH IRA CONTRACTS ISSUED BEFORE MAY 1, 1998

        Mortality and Expense Risk Charge                  1.25%(4)
        Administrative Expense Charge                      0.15%
                                                           -----
        Total Separate Account Expenses                    1.40%
                                                           =====

-- ROTH IRA CONTRACTS AND CONTRACTS ISSUED ON OR AFTER MAY 1, 1998

        Mortality and Expense Risk Charge                  1.10%(4)
        Administrative Expense Charge                      0.15%
                                                           -----
        Total Separate Account Expenses                    1.25%
                                                           =====

(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.
(2) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."
(3) During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."
(4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees--Mortality and Expense Risk Charge."

AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

-- ALL CONTRACTS

        Mortality and Expense Risk Charge     1.25%(4)
        Administrative Expense Charge          0.00%        -       0.25%(5)
                                              --------              --------
        Total Separate Account Expenses        1.25%        -        1.50%
                                              ========              ========

(4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees--Mortality and Expense Risk Charge."
(5) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2001.

                              FUND EXPENSE TABLE(1)
                                                              Fees and   Total Net
                           Management            Total Fund   Expenses     Fund
                           (Advisory)   Other      Annual    Waived or    Annual
Fund Name                     Fees     Expenses   Expenses   Reimbursed  Expenses
---------                     ----     --------   --------   ----------  --------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%     0.14%       0.74%         --       0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%     0.09%       0.59%         --       0.59%
ING VP Bond
  Portfolio(Class R
  Shares)(2)                   0.40%     0.10%       0.50%         --       0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%     0.14%       0.74%       0.04%      0.70%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%     0.10%       0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%     0.09%       0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%     0.10%       0.45%         --       0.45%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%     0.41%       1.26%       0.11%      1.15%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%     0.16%       0.76%       0.11%      0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%     0.09%       0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                   0.75%     0.11%       0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%     0.16%       1.11%         --       1.11%
ING VP Value Opportunity
  Portfolio (Class R
  Shares)(2)                   0.60%     0.11%       0.71%         --       0.71%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%     0.25%       0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%     0.13%       0.81%         --       0.81%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%     0.15%       0.85%         --       0.85%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%     0.20%       1.00%         --       1.00%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%     0.15%       0.75%         --       0.75%
Calvert Social Balanced
  Portfolio(3)                 0.70%     0.18%       0.88%         --       0.88%
Fidelity-Registered
  Trademark- VIP Asset
  Manager(SM) Portfolio
  (Initial Class)(4)           0.53%     0.11%       0.64%         --       0.64%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(4)           0.58%     0.10%       0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(4)           0.48%     0.10%       0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(4)                    0.58%     0.10%       0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)(4)           0.58%     0.13%       0.71%         --       0.71%
Fidelity-Registered
  Trademark- VIP Index
  500 Portfolio (Initial
  Class)(5)                    0.24%     0.11%       0.35%         --       0.35%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)(4)                    0.73%     0.19%       0.92%         --       0.92%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(6)                   0.65%     0.02%       0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(6)                   0.65%     0.01%       0.66%         --       0.66%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(6)                   0.64%     0.03%       0.67%         --       0.67%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(6)                   0.65%     0.01%       0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(6)                   0.65%     0.04%       0.69%         --       0.69%
MFS-Registered Trademark-
  Strategic Income
  Series (Initial
  Class)(7)                    0.75%     0.37%       1.12%       0.20%      0.92%
MFS-Registered Trademark-
  Total Return
  Series (Initial
  Class)(8)                    0.75%     0.14%       0.89%         --       0.89%
Oppenheimer Aggressive
  Growth Fund/VA               0.64%     0.04%       0.68%         --       0.68%
Oppenheimer Global
  Securities Fund/VA           0.64%     0.06%       0.70%         --       0.70%
Oppenheimer Main Street
  Growth & Income
  Fund/VA-Registered
  Trademark-                   0.68%     0.05%       0.73%         --       0.73%
Oppenheimer Strategic
  Bond Fund/VA(9)              0.74%     0.05%       0.79%         --       0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.
(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.
(3) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.
(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(5) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.
(6) All expenses are shown without the effect of any expense offset arrangements.
(7) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' Other Expenses (after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.88% for the series.
(9) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLE: FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.048%). The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waiver reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your entire             If at the end of the periods shown
    of past or future expenses or expected returns.      account value at the end of the         you (1) leave your entire account
 -- Actual expenses and/or returns may be more or        periods shown, you would pay the        value invested or (2) select an
    less than those shown in these examples.             following expenses, including any       income phase payment option, you
                                                         applicable early withdrawal             would pay the following expenses
                                                         charge:                                 (no early withdrawal charge is
                                                                                                 reflected):*

                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                           ------  -------  -------  --------  ------  -------  -------  --------
ING VP Ascent Portfolio
  (Class R Shares)          $85     $122     $153      $252     $22      $68     $117      $252
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)          $83     $117     $145      $237     $21      $64     $110      $237
ING VP Bond Portfolio
  (Class R Shares)          $83     $115     $140      $227     $20      $61     $105      $227
ING VP Crossroads
  Portfolio (Class R
  Shares)                   $85     $121     $151      $248     $22      $67     $115      $248
ING VP Growth Portfolio
  (Class R Shares)          $85     $121     $151      $248     $22      $67     $115      $248
ING VP Growth and Income
  Portfolio (Class R
  Shares)                   $83     $117     $145      $237     $21      $64     $110      $237
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)          $82     $113     $138      $222     $19      $60     $103      $222
ING VP International
  Equity Portfolio
  (Class R Shares)          $89     $134     $173      $293     $26      $81     $138      $293
ING VP Legacy Portfolio
  (Class R Shares)          $84     $119     $148      $243     $21      $66     $113      $243
ING VP Money Market
  Portfolio (Class R
  Shares)                   $81     $110     $132      $210     $18      $56     $ 97      $210
ING VP Small Company
  Portfolio (Class R
  Shares)                   $86     $126     $159      $264     $23      $72     $123      $264
ING VP Technology
  Portfolio (Class R
  Shares)                   $89     $133     $171      $289     $26      $80     $136      $289
ING VP Value Opportunity
  Portfolio (Class R
  Shares)                   $85     $121     $151      $249     $22      $68     $116      $249
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)           $87     $127     $161      $268     $24      $73     $125      $268
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                    $86     $124     $156      $259     $23      $71     $121      $259
ING MFS Research
  Portfolio (Initial
  Class)                    $86     $125     $158      $263     $23      $72     $123      $263
ING Scudder International
  Growth Portfolio
  (Initial Class)           $88     $130     $166      $278     $25      $76     $130      $278
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)           $85     $122     $153      $253     $22      $69     $118      $253
Calvert Social Balanced
  Portfolio                 $86     $126     $160      $266     $24      $73     $124      $266
Fidelity-Registered
  Trademark- VIP Asset
  Manager-SM- Portfolio
  (Initial Class)           $84     $119     $148      $242     $21      $65     $112      $242
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)           $84     $120     $150      $246     $22      $67     $114      $246
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)           $83     $117     $145      $236     $21      $64     $109      $236
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)                    $84     $120     $150      $246     $22      $67     $114      $246
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)           $85     $121     $151      $249     $22      $68     $116      $249
Fidelity-Registered
  Trademark- VIP Index
  500 Portfolio (Initial
  Class)                    $81     $110     $133      $211     $18      $57     $ 97      $211
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                    $87     $127     $162      $270     $24      $74     $126      $270
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional Shares)    $84     $120     $149      $245     $21      $66     $114      $245
Janus Aspen Balanced
  Portfolio
  (Institutional Shares)    $84     $119     $149      $244     $21      $66     $113      $244
Janus Aspen Flexible
  Income Portfolio
  (Institutional Shares)    $84     $120     $149      $245     $21      $66     $114      $245
Janus Aspen Growth
  Portfolio
  (Institutional Shares)    $84     $119     $149      $244     $21      $66     $113      $244
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional Shares)    $84     $120     $150      $247     $22      $67     $115      $247
MFS-Registered Trademark-
  Strategic Income
  Series (Initial Class)    $87     $127     $162      $270     $24      $74     $126      $270
MFS-Registered Trademark-
  Total Return
  Series (Initial Class)    $87     $126     $160      $267     $24      $73     $125      $267
Oppenheimer Aggressive
  Growth Fund/VA            $84     $120     $150      $246     $22      $67     $114      $246
Oppenheimer Global
  Securities Fund/VA        $85     $121     $151      $248     $22      $67     $115      $248
Oppenheimer Main Street
  Growth & Income Fund/VA   $85     $122     $152      $251     $22      $68     $117      $251
Oppenheimer Strategic
  Bond Fund/VA              $85     $123     $155      $257     $23      $70     $120      $257

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

HYPOTHETICAL EXAMPLE: FOR ROTH IRA CONTRACTS

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.10% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.048%). The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waiver reimbursements would apply during all periods shown.

 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your entire             If at the end of the periods shown
    of past or future expenses or expected returns.      account value at the end of the         you (1) leave your entire account
 -- Actual expenses and/or returns may be more or        periods shown, you would pay the        value invested or (2) select an
    less than those shown in these examples.             following expenses, including any       income phase payment option, you
                                                         applicable early withdrawal             would pay the following expenses
                                                         charge:                                 (no early withdrawal charge is
                                                                                                 reflected):*

                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                           ------  -------  -------  --------  ------  -------  -------  --------
ING VP Ascent Portfolio
  (Class R Shares)          $57      $82     $110      $237     $21      $64     $110      $237
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)          $55      $77     $102      $221     $19      $59     $102      $221
ING VP Bond Portfolio
  (Class R Shares)          $54      $74     $ 97      $211     $18      $57     $ 97      $211
ING VP Crossroads
  Portfolio (Class R
  Shares)                   $56      $81     $108      $233     $20      $63     $108      $233
ING VP Growth Portfolio
  (Class R Shares)          $56      $81     $108      $233     $20      $63     $108      $233
ING VP Growth and Income
  Portfolio (Class R
  Shares)                   $55      $77     $102      $221     $19      $59     $102      $221
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)          $54      $73     $ 95      $206     $18      $55     $ 95      $206
ING VP International
  Equity Portfolio
  (Class R Shares)          $61      $94     $130      $278     $25      $76     $130      $278
ING VP Legacy Portfolio
  (Class R Shares)          $56      $79     $105      $227     $20      $61     $105      $227
ING VP Money Market
  Portfolio (Class R
  Shares)                   $53      $69     $ 89      $194     $17      $52     $ 89      $194
ING VP Small Company
  Portfolio (Class R
  Shares)                   $58      $85     $116      $249     $22      $68     $116      $249
ING VP Technology
  Portfolio (Class R
  Shares)                   $60      $93     $128      $274     $24      $75     $128      $274
ING VP Value Opportunity
  Portfolio (Class R
  Shares)                   $56      $81     $108      $234     $20      $63     $108      $234
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)           $58      $87     $118      $253     $22      $69     $118      $253
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                    $57      $84     $113      $244     $21      $66     $113      $244
ING MFS Research
  Portfolio (Initial
  Class)                    $58      $85     $115      $248     $22      $67     $115      $248
ING Scudder International
  Growth Portfolio
  (Initial Class)           $59      $90     $123      $263     $23      $72     $123      $263
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)           $57      $82     $110      $238     $21      $64     $110      $238
Calvert Social Balanced
  Portfolio                 $58      $86     $117      $251     $22      $68     $117      $251
Fidelity-Registered
  Trademark- VIP Asset
  Manager-SM- Portfolio
  (Initial Class)           $56      $79     $105      $226     $20      $61     $105      $226
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)           $56      $80     $107      $230     $20      $62     $107      $230
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)           $55      $77     $102      $220     $19      $59     $102      $220
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)                    $56      $80     $107      $230     $20      $62     $107      $230
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)           $56      $81     $108      $234     $20      $63     $108      $234
Fidelity-Registered
  Trademark- VIP Index
  500 Portfolio (Initial
  Class)                    $53      $70     $ 90      $195     $17      $52     $ 90      $195
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                    $58      $87     $119      $255     $22      $69     $119      $255
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional Shares)    $56      $80     $106      $229     $20      $62     $106      $229
Janus Aspen Balanced
  Portfolio
  (Institutional Shares)    $56      $79     $106      $228     $20      $61     $106      $228
Janus Aspen Flexible
  Income Portfolio
  (Institutional Shares)    $56      $80     $106      $229     $20      $62     $106      $229
Janus Aspen Growth
  Portfolio
  (Institutional Shares)    $56      $79     $106      $228     $20      $61     $106      $228
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional Shares)    $56      $80     $107      $231     $20      $62     $107      $231
MFS-Registered Trademark-
  Strategic Income
  Series (Initial Class)    $58      $87     $119      $255     $22      $69     $119      $255
MFS-Registered Trademark-
  Total Return
  Series (Initial Class)    $58      $86     $117      $252     $22      $68     $117      $252
Oppenheimer Aggressive
  Growth Fund/VA            $56      $80     $107      $230     $20      $62     $107      $230
Oppenheimer Global
  Securities Fund/VA        $56      $81     $108      $233     $20      $63     $108      $233
Oppenheimer Main Street
  Growth & Income Fund/VA   $56      $81     $109      $236     $21      $64     $109      $236
Oppenheimer Strategic
  Bond Fund/VA              $57      $83     $112      $242     $21      $65     $112      $242

--------------------------

* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the IICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS  (MIXED AND SHARED FUNDING).

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

PURCHASE AND RIGHTS
----------------------------------------------

HOW TO PURCHASE

-- Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

-- Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics-- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

-- Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment--This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

-- Individual Contracts. You have all contract rights.

-- Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

-- Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS.  The following purchase payment methods are allowed:

-- One lump sump;

-- Periodic payments; or

-- Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

PURCHASE PAYMENT AMOUNTS. The minimum initial purchase payment amounts are as follows:

                                                        NONQUALIFIED                               QUALIFIED
----------------------------------------------------------------------------------------------------------------------------
    Maximum Initial Purchase Payment                       $5,000                                    $1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are four types of fees or deductions that may affect your account. TRANSACTION FEES
- Early Withdrawal Charge
- Annual Maintenance Fee
- Transfer Charge
FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
- Mortality and Expense Risk Charge
- Administrative Expense Charge
FEES DEDUCTED BY THE FUNDS
- Investment Advisory Fees
- Other Expenses
PREMIUM AND OTHER TAXES
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS

                                                                        Early
                    Years from Receipt                                  Withdrawal
                    of Purchase Payment                                 Charge
                    --------------------------------------------------  ---
                    Less than 2                                         7%
                    2 or more but less than 4                           6%
                    4 or more but less than 5                           5%
                    5 or more but less than 6                           4%
                    6 or more but less than 7                           3%
                    7 or more                                           0%

                             ROTH IRA CONTRACTS(1)

                                                                        Early
                                                                        Withdrawal
                    Completed Account Years                             Charge
                    --------------------------------------------------  ---
                    Less than 1                                         5%
                    1 or more but less than 2                           4%
                    2 or more but less than 3                           3%
                    3 or more but less than 4                           2%
                    4 or more but less than 5                           1%
                    5 or more                                           0%

(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

-- Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

-- Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

-- Used to provide income phase payments to you;

-- Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

-- Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

-- Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

-- If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

-- Paid upon termination of your account by us (see "Other Topics--Involuntary
   Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

-- More than one year has elapsed since the account effective date;

-- The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

-- The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

                       Contracts other than Roth IRAs Issued
 -                     before May 1, 1998                        1.25%

                       Contracts Issued on or after May 1,
 -                     1998, and all Roth IRA Contracts          1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase--Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

-- The size and type of group to whom the contract is offered;

-- The amount of expected purchase payments;

-- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

-- The type and frequency of administrative and sales services provided; or

-- The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table--Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

The Company receives compensation from a fund or its affiliate (other than the ING Partners, Inc. of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.25% annually of the average net assets held in a fund by the Company.

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B. [CHART]

                                          STEP 1:  You make an initial purchase
                                          payment of $5000.

                                          STEP 2:
                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided by the
                                             current $10 AUV).

                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 100 accumulation units of
                                             Subaccount I ($2,000 divided by the
                                             current $20 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          then current market value (net asset
                                          value or NAV).

                                          Each fund's subsequent investment
                                          performance, expenses and charges, and
                                          the daily charges deducted from the
                                          subaccount, will cause the AUV to move
                                          up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment for amounts held in the Guaranteed Account (see
   Appendix I and the Guaranteed Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

-- Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

-- Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

-- LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees-- Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative. [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

-- Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Minimum Distribution Requirements"));

-- Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

-- Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a)  Continue the contract in the accumulation phase;

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

    In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

-- A first income phase payment of at least $50; and

-- Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85(th) birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For as long as the annuitant
                           lives. It is possible that only one payment will be
                           made if the annuitant dies prior to the second
  Life Income              payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the
                           annuitant's death.
  Life Income--            LENGTH OF PAYMENTS: For as long as the annuitant
  Guaranteed               lives, with payments guaranteed for your choice of 5
  Payments                 to 30 years or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                           annuitant dies before we have made all the guaranteed
                           payments, we will continue to pay the beneficiary the
                           remaining payments, unless the beneficiary elects to
                           receive a lump-sum payment equal to the present value
                           of the remaining guaranteed payments.
  Life Income--Two Lives   LENGTH OF PAYMENTS: For as long as either annuitant
                           lives. It is possible that only one payment will be
                           made if both annuitants die before the second
                           payment's due date.
                           CONTINUING PAYMENTS: When you select this option you
                           choose for:
                           (a) 100%, 66 2/3% or 50% of the payment to continue to
                           the surviving annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant
                           on the second annuitant's death, and 50% of the
                               payment to continue to the second annuitant on the
                               annuitant's death.
                           DEATH BENEFIT--NONE: All payments end upon the death
                           of both annuitants.
  Life Income--Two         LENGTH OF PAYMENTS: For as long as either annuitant
  Lives--Guaranteed        lives, with payments guaranteed from 5 to 30 years or
  Payments                 as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue
                           to the surviving annuitant after the first death.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                           annuitants die before we have made all the guaranteed
                           payments, we will continue to pay the beneficiary the
                           remaining payments, unless the beneficiary elects to
                           receive a lump-sum payment equal to the present value
                           of the remaining guaranteed payments.
  Life Income--Cash        LENGTH OF PAYMENTS: For as long as the annuitant
  Refund Option (limited   lives.
  availability--fixed      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following
  payment only)            the annuitant's death, we will pay a lump-sum payment
                           equal to the amount originally applied to the income
                           phase payment option (less any premium tax) and less
                           the total amount of income payments paid.
  Life Income--Two         LENGTH OF PAYMENTS: For as long as either annuitant
  Lives--Cash Refund       lives.
  Option (limited          CONTINUING PAYMENTS: 100% of the payment to continue
  availability--fixed      after the first death.
  payment only)            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
                           annuitants die we will pay a lump-sum payment equal to
                           the amount applied to the income phase payment option
                           (less any premium tax) and less the total amount of
                           income payments paid.
                     NONLIFETIME INCOME PHASE PAYMENT OPTION
  Nonlifetime--            LENGTH OF PAYMENTS: You may select payments for 5 to
  Guaranteed               30 years. In certain cases a lump-sum payment may be
  Payments                 requested at any time (see below).
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                           annuitant dies before we make all the guaranteed
                           payments, we will continue to pay the beneficiary the
                           remaining payments, unless the beneficiary elects to
                           receive a lump-sum payment equal to the present value
                           of the remaining guaranteed payments. We will not
                           impose any early withdrawal charge.
  LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early
  Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

TAXATION
----------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Variable Annuity Account I, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Variable Annuity Account I assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Variable Annuity Account I assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules--see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

-- made on or after the taxpayer reaches age 59 1/2;

-- made on or after the death of a contract owner;

-- attributable to the taxpayer's becoming disabled; or

-- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Tax Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.
Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRA'S GENERALLY MAY NOT INVEST IN LIFE INSURANCE CONTRACTS. WE DO NOT BELIEVE A DEATH BENEFIT UNDER AN ANNUITY CONTRACT THAT IS EQUAL TO THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) OR CONTRACT VALUE WILL BE TREATED AS LIFE INSURANCE. HOWEVER, THE DEATH BENEFITS UNDER THIS CONTRACT MAY EXCEED THE GREATER OF PREMIUMS PAID (LESS WITHDRAWALS) AND CONTRACT VALUE. ALTHOUGH WE REGARD THESE DEATH BENEFITS AS INVESTMENT PROTECTION FEATURES THAT SHOULD NOT HAVE AN ADVERSE TAX EFFECT, IT IS POSSIBLE THAT THE IRS COULD TAKE A CONTRARY POSITION REGARDING TAX QUALIFICATION, WHICH COULD RESULT IN THE IMMEDIATE TAXATION OF AMOUNTS HELD IN THE CONTRACT AND THE IMPOSITION OF PENALTY TAXES. YOU SHOULD CONSULT YOUR TAX ADVISER IF YOUR CONTRACT IS AN IRA.

DISTRIBUTIONS--IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA--See below) plans. Different distribution requirements apply if your death occurs:

- After you begin receiving minimum distributions under the contract; or

- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ROTH IRA. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTIONS--ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

TAX CONSEQUENCES OF DEATH BENEFITS

The Contract provides a death benefit that in some cases may exceed the greater of the premium payments and the contract value. The IRS has not ruled whether such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any Tax Code section 401(a) pension or profit sharing plan or Tax Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Futher , the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as this comports with IRA or Roth IRA qualification requirements. A tax adviser should be consulted.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            5100 West Lemon Street
            Suite 213
            Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contract is offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contract as "distributors."

IFA may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.

We refer to IFA and the other broker-dealers selling the contract as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally IFA may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. IFA will reimburse such entities for expenses related to and may pay fees to such entities in return for these services. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and IFA may negotiate different commissions for these broker-dealers.

IFA may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. IFA may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

IFA may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. IFA will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Pursuant to agreements between IFA (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

 General Information and History
 Variable Annuity Account I
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of ING Insurance Company of
 America

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I

                            IICA GUARANTEED ACCOUNT
------------------------------------------------------------------

THE IICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

-- The interest rate(s) we will apply to amounts invested in the Guaranteed
   Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

-- The period of time your account dollars need to remain in the Guaranteed
   Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

-- Tax penalties and/or tax withholding--see "Taxation;"

-- Early withdrawal charge--see "Fees;" or

-- Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

-- Transfers due to participation in the dollar cost averaging program;

-- Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

-- Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

-- Withdrawals due to your exercise of the right to cancel your contract
   (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option;
(3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. IFA, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and IFA may negotiate different commissions for these broker-dealers.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contract.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                   FORMER FUND NAME
   ING Generation Portfolios, Inc.--ING VP Ascent     Aetna Generation Portfolios, Inc.--Aetna
     Portfolio (Class R Shares)                         Ascent VP
   ING VP Balanced Portfolio, Inc. (Class R Shares)   Aetna Balanced VP, Inc.
   ING VP Bond Portfolio (Class R Shares)             Aetna Income Shares d/b/a Aetna Bond VP
   ING Generation Portfolios, Inc.--ING VP            Aetna Generation Portfolios, Inc.--Aetna
     Crossroads Portfolio (Class R Shares)              Crossroads VP
   ING Variable Portfolios, Inc.--ING VP Growth       Aetna Variable Portfolios, Inc.--Aetna Growth VP
     Portfolio (Class R Shares)
   ING Variable Funds--ING VP Growth and Income       Aetna Variable Fund d/b/a Aetna Growth and
     Portfolio (Class R Shares)                         Income VP
   ING Variable Portfolios, Inc.--ING VP Index Plus   Aetna Variable Portfolios, Inc.--Aetna Index Plus
     LargeCap Portfolio (Class R Shares)                Large Cap VP
   ING Variable Portfolios, Inc.--ING VP              Aetna Variable Portfolios, Inc.--Aetna
     International Equity Portfolio (Class R Shares)    International VP
   ING Generation Portfolios, Inc.--ING VP Legacy     Aetna Generation Portfolios, Inc.--Aetna Legacy VP
     Portfolio (Class R Shares)
   ING VP Money Market Portfolio (Class R Shares)     Aetna Variable Encore Fund d/b/a Aetna Money
                                                        Market VP
   ING Variable Portfolios, Inc.--ING VP Small        Aetna Variable Portfolios, Inc.--Aetna Small
     Company Portfolio (Class R Shares)                 Company VP
   ING Variable Portfolios, Inc.--ING VP Technology   Aetna Variable Portfolios, Inc.--Aetna Technology
     Portfolio (Class R Shares)                         VP
   ING Variable Portfolios, Inc.--ING VP Value        Aetna Variable Portfolios, Inc.--Aetna Value
     Opportunity Portfolio (Class R Shares)             Opportunity VP
   ING Partners, Inc.--ING MFS Capital Opportunities  Portfolio Partners, Inc. (PPI) MFS Capital
     Portfolio (Initial Class)                          Opportunities Portfolio (Initial Class)
   ING Partners, Inc.--ING MFS Emerging Equities      Portfolio Partners, Inc. (PPI) MFS Emerging
     Portfolio (Initial Class)                          Equities Portfolio (Initial Class)
   ING Partners, Inc.--ING MFS Research Portfolio     Portfolio Partners, Inc. (PPI) MFS Research Growth
     (Initial Class)                                    Portfolio (Initial Class)
   ING Partners, Inc.--ING Scudder International      Portfolio Partners, Inc. (PPI) Scudder
     Growth Portfolio (Initial Class)                   International Growth Portfolio (Initial Class)
   ING Partners, Inc.--ING T. Rowe Price Growth       Portfolio Partners, Inc. (PPI) T. Rowe Price
     Equity Portfolio (Initial Class)                   Growth Equity Portfolio (Initial Class)
   MFS-Registered Trademark- Variable Insurance       MFS-Registered Trademark- Variable Insurance
     Trust(SM)--MFS-Registered Trademark- Strategic     Trust(SM)--MFS-Registered Trademark- Global
     Income Series (Initial Class)                      Governments Series (Initial Class)

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

ING GENERATION PORTFOLIOS, INC.--ING VP ASCENT PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

PRINCIPAL STRATEGIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 80% equities and 20% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency.

Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP BALANCED PORTFOLIO, INC. (FORMERLY AETNA BALANCED VP, INC.) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Fund's management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL STRATEGIES

Under normal market conditions, allocates assets between the following asset classes: equities, such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus (the Portfolio's subadviser)'s view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. In managing the equity component, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers. In managing the debt component, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. May invest up to 15% of total assets in high-yield instruments and may also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock portfolios when stocks are in favor and underperform bond portfolios when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the value of the Portfolio may decline. High-yield instruments are even more sensitive to economic and market conditions than other fixed income securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risk. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP BOND PORTFOLIO (FORMERLY AETNA INCOME SHARES D/B/A AETNA BOND VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC.--ING VP CROSSROADS PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRINCIPAL STRATEGIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 60% equities and 40% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP GROWTH PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) emphasizes stocks of larger companies, although may invest in companies of any size. Aeltus also uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price. Aeltus focuses on companies it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

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ING VARIABLE FUNDS--ING VP GROWTH AND INCOME PORTFOLIO (FORMERLY AETNA VARIABLE
FUND D/B/A AETNA GROWTH AND INCOME VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks that Aeltus (the Portfolio's subadviser) believes have significant potential for capital appreciation or income growth or both. In managing the Portfolio, Aeltus: emphasizes stocks of larger companies; looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions; and combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS LARGECAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

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PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP INTERNATIONAL EQUITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.-- AETNA INTERNATIONAL VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of assets in equity securities and at least 65% of its assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) looks to: diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value; allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates; invest primarily in established foreign securities markets, although it may invest in emerging markets as well; use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics and employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC.--ING VP LEGACY PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

PRINCIPAL STRATEGIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted

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both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 40% equities and 60% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP MONEY MARKET PORTFOLIO (FORMERLY AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL STRATEGIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the

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value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP SMALL COMPANY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories. In managing the Portfolio, Aeltus (the Portfolio's subadviser) invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Aeltus also uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price. Aeltus considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management. The Portfolio may invest, to a limited extent, in foreign stocks.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP TECHNOLOGY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

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PRINCIPAL STRATEGIES

Invests at least 80% of net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that EAM (the Portfolio's subadviser) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks for the Portfolio, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the Portfolio's investments are concentrated in the information technology industries, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Elijah Asset Management, LLC (EAM)

ING VARIABLE PORTFOLIOS, INC.--ING VP VALUE OPPORTUNITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

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PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

INVESTMENT ADVISER:  ING Investments, LLC
SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING PARTNERS, INC.--ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER:  Massachusetts Financial Services Company (MFS)

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ING PARTNERS, INC.--ING MFS EMERGING EQUITIES PORTFOLIO (FORMERLY PORTFOLIO
PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS, the Portfolio's subadviser, believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER:  Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING MFS RESEARCH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

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PRINCIPAL STRATEGIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser (MFS) believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over the counter markets. A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER:  Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the Portfolio's subadviser believes have high growth potential. Will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. Seeks to invest in those companies that Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management capable of defining and implementing company strategies to take advantage of local, regional or global market changes. Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

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PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
- CREDIT RISK: invests in non-investment grade debt securities which issuers may be more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER:  Deutsche Investment Management Americas Inc. (Deutsche)

ING PARTNERS, INC.--ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. The Portfolio concentrates its investments in growth companies. The Portfolio's subadviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth. It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. May also purchase foreign stocks, futures, and options, in keeping with its objectives. May have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Investments in foreign securities are limited to 30% of total assets.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

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- GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- ACTIVE OR FREQUENT TRADING RISK: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER:  T. Rowe Price Associates, Inc. (T. Rowe)

CALVERT VARIABLE SERIES, INC.--CALVERT SOCIAL BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve a competitive total return through an actively managed nondiversified portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

PRINCIPAL STRATEGIES

Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. Invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Portfolio's investment adviser rebalances the Portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Portfolio seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return. Equity investments are selected by the subadviser, while the investment adviser manages the fixed-income assets and determines the overall mix for the Portfolio depending upon its view of market conditions and economic outlook.

PRINCIPAL RISKS

The Portfolio could underperform for any of the following reasons: the stock or bond market goes down; the individual stocks and bonds in the Portfolio do not perform as well as expected; or for the fixed-income portion of the Portfolio, the investment adviser's forecast as to interest rates is not correct. Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar. If the investment adviser's allocation among different sectors of the stock and bond markets does not perform as well as expected, the Portfolio could also underperform. Since the Portfolio is NONDIVERSIFIED, compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

INVESTMENT ADVISER:  Calvert Asset Management Company, Inc.
SUBADVISER:  NCM Capital Management Group, Inc.

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FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED
TRADEMARK- VIP ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

PRINCIPAL STRATEGIES

Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The allocation is adjusted among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). May invest in securities of both domestic and foreign issuers. The investment adviser analyzes an issuer using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, prepayment, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Prepayment refers to the ability of an issuer of a debt security to repay principal prior to a security's maturity which can cause greater price volatility if interest rates change. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the

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value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISER:  FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or

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economic developments and can perform differently from the U.S. market.
Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISER:  FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks a high level of current income while also considering growth of capital.

PRINCIPAL STRATEGIES

Normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May invest in non-income producing securities, including defaulted securities and common stocks and companies in troubled or uncertain financial condition. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP INDEX 500 PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in common stocks included in the S&P
500. Uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/ book ratio, and earnings growth to attempt to match the investment characteristics of the S&P 500 and the Portfolio. May lend securities to earn income for the Portfolio.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Issuer-specific changes refers to the risk that the value of an individual security or particular type of

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security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS:  Deutsche Asset Management, Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER:  Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks long-term growth of capital.

PRINCIPAL STRATEGIES

A NONDIVERSIFIED Portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED Portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value and total return than a comparable diversified Portfolio. Performance may also be

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affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

JANUS ASPEN SERIES--BALANCED PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL STRATEGIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.

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PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER:  Janus Capital

JANUS ASPEN SERIES--GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions,

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the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)--MFS-REGISTERED TRADEMARK- STRATEGIC INCOME SERIES (FORMERLY MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS SERIES) (INITIAL CLASS)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED fund that seeks to provide high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in fixed income securities including: U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities, corporate bonds and emerging market securities. Investments are allocated across these categories of fixed income securities with a view toward broad diversification across these categories and also within these categories. The Fund is NONDIVERSIFIED which means that the Fund may invest a relatively high percentage of its assets in a small number of issuers. The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies and may invest in derivative securities.

PRINCIPAL RISKS

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened by investing in emerging markets countries. In allocating investments, the Fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the Fund may decline due to changing economic, political or market conditions, or disappointing earnings results. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. Derivatives may be used to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. Because the Fund is NONDIVERSIFIED, investing its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

INVESTMENT ADVISER:  MFS Investment Management-Registered Trademark- (MFS)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)--MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity securities) such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above) in accordance with MFS's (the Fund's investment adviser) interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that MFS believes are undervalued in the market relative to their long-term potential. Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

In allocating investments between equity and fixed income securities, the Fund could miss attractive investment opportunities by underweighing markets where there are significant returns, and could lose value by overweighing markets where there are significant declines. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. The value of securities held by the Fund may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities purchased by the Fund may be traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the Fund's performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

INVESTMENT ADVISER:  MFS Investment Management-Registered Trademark- (MFS)

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

INVESTMENT OBJECTIVE

Seeks capital appreciation by investing in "growth type" companies.

PRINCIPAL STRATEGIES

Invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. Emphasizes investments in companies believed by the Fund's investment manager, OppenheimerFunds, Inc., to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. Can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion to $11.5 billion). Can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies. In selecting securities for the Fund, the Fund's portfolio manager looks from high-growth companies using a "bottom-up" stock selection process focusing on fundamental analysis of individual issuers before considering overall economic, market or industry trends.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). Stocks fluctuate in price, and their short-term volatility at times may be great. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. The Fund invests in securities of large companies but may also invest in small and medium-size companies, which may have more volatile stock prices than large companies. To the extent that the Fund increases the relative emphasis of its investments ion a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER GLOBAL SECURITIES FUND/VA

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries. Can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. Normally will invest in at least three countries (one of which may be the United States). Can also use hedging instruments and certain derivative investments. In selecting securities, the portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.

PRINCIPAL RISKS

Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA-REGISTERED TRADEMARK-

INVESTMENT OBJECTIVE

Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, currently emphasizes the stocks of large-capitalization companies in its portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks.

While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. There is also the risk that value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment adviser will cause the Fund to underperform other funds having similar objectives. Stocks fluctuate in price and their short-term volatility at times may be great. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The Fund may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

PRINCIPAL STRATEGIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the Fund's investment adviser believes that in doing so the Fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The Fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                          $17.018        $17.374        $15.409        $14.983        $12.674        $11.003(1)
Value at end of period           $14.841        $17.018        $17.374        $15.409        $14.983        $12.674
Number of accumulation
 units outstanding at end
 of period                        57,017         66,806         74,094         83,798         72,383         91,927
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $18.018        $18.376        $16.405        $14.228        $11.781        $10.582(2)
Value at end of period           $17.016        $18.018        $18.376        $16.405        $14.228        $11.781
Number of accumulation
 units outstanding at end
 of period                       315,543        364,760        387,565        369,652        314,447         59,639
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $12.637        $11.689        $11.943        $11.201        $10.489        $10.260(3)
Value at end of period           $13.549        $12.637        $11.689        $11.943        $11.201        $10.489
Number of accumulation
 units outstanding at end
 of period                       580,831        422,109        516,266        500,098        269,675         95,644
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                          $15.792        $15.949        $14.676        $14.054        $12.123        $10.932(1)
Value at end of period           $14.481        $15.792        $15.949        $14.676        $14.054        $12.123
Number of accumulation
 units outstanding at end
 of period                        33,977         39,050         42,322         40,712         29,532          6,330
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                          $20.638        $23.771        $17.862        $13.158        $10.667(1)
Value at end of period           $14.840        $20.638        $23.771        $17.862        $13.158
Number of accumulation
 units outstanding at end
 of period                       109,809        256,267        156,242        284,771         68,840
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                          $18.765        $21.374        $18.461        $16.354        $12.769        $10.101(3)
Value at end of period           $15.096        $18.765        $21.374        $18.461        $16.354        $12.769
Number of accumulation
 units outstanding at end
 of period                       896,573      1,015,824      1,172,637      1,217,448        946,796        299,882
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                          $20.478        $22.923        $18.704        $14.414        $10.919        $10.000(4)
Value at end of period           $17.439        $20.478        $22.923        $18.704        $14.414        $10.919
Number of accumulation
 units outstanding at end
 of period                       345,653        445,665        536,795        654,767        271,628          2,960
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                          $11.434        $14.554         $9.754        $10.149(1)
Value at end of period            $8.581        $11.434        $14.554         $9.754
Number of accumulation
 units outstanding at end
 of period                        32,299         50,262         12,771          1,816
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                          $15.088        $14.599        $13.825        $13.112        $11.613        $10.601(5)
Value at end of period           $14.522        $15.088        $14.599        $13.825        $13.112        $11.613
Number of accumulation
 units outstanding at end
 of period                       114,194         79,712         94,121         95,815         60,533          8,642
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $12.319        $11.744        $11.335        $10.900        $10.481        $10.151(2)
Value at end of period           $12.624        $12.319        $11.744        $11.335        $10.900        $10.481
Number of accumulation
 units outstanding at end
 of period                     2,045,640      1,690,766      2,775,866      2,041,170      1,409,840        799,456
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                          $18.458        $17.540        $13.595        $13.638        $11.313(1)
Value at end of period           $18.926        $18.458        $17.540        $13.595        $13.638
Number of accumulation
 units outstanding at end
 of period                       342,594        343,701        136,571        225,982        188,818
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $5.824         $9.106(1)
Value at end of period            $4.424         $5.824
Number of accumulation
 units outstanding at end
 of period                        74,229         34,998

------------------------------------------------------------------

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                          $20.480        $18.847        $15.985        $13.246        $10.856(1)
Value at end of period           $18.250        $20.480        $18.847        $15.985        $13.246
Number of accumulation
 units outstanding at end
 of period                       310,005        280,864        150,268        311,397         67,303
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                          $12.089        $12.656        $11.437         $9.976         $9.824(2)
Value at end of period           $11.092        $12.089        $12.656        $11.437         $9.976
Number of accumulation
 units outstanding at end
 of period                        11,652          8,297         12,298         12,288          3,258
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                          $18.474        $17.279        $16.482        $14.974        $11.855        $10.301(3)
Value at end of period           $17.311        $18.474        $17.279        $16.482        $14.974        $11.855
Number of accumulation
 units outstanding at end
 of period                     2,297,364      2,335,570      2,597,042      2,792,889      2,292,971      1,000,050
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                          $21.792        $24.826        $18.320        $13.320        $10.940         $9.005(3)
Value at end of period           $17.693        $21.792        $24.826        $18.320        $13.320        $10.940
Number of accumulation
 units outstanding at end
 of period                     1,296,071      1,572,341      1,858,232      1,869,306      1,399,424        870,922
FIDELITY-REGISTERED
TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of
 period                          $10.180        $13.317        $12.488        $13.238        $11.410        $10.493(6)
Value at end of period            $8.859        $10.180        $13.317        $12.488        $13.238        $11.410
Number of accumulation
 units outstanding at end
 of period                       773,715        890,534      1,086,377      1,196,922        862,284        239,917
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                          $15.701        $19.684        $13.997        $12.590        $11.447        $10.304(6)
Value at end of period           $12.203        $15.701        $19.684        $13.997        $12.590        $11.447
Number of accumulation
 units outstanding at end
 of period                       195,449        225,474        230,681        261,377        237,376        115,487
FIDELITY-REGISTERED
TRADEMARK- VIP ASSET
MANAGER-SM- PORTFOLIO
Value at beginning of
 period                          $16.348        $17.257        $15.754        $13.888        $11.674        $10.539(7)
Value at end of period           $15.458        $16.348        $17.257        $15.754        $13.888        $11.674
Number of accumulation
 units outstanding at end
 of period                       322,613        335,446        388,585        408,019        272,789        104,229
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of
 period                          $21.400        $23.242        $18.970        $14.802        $12.093        $10.273(6)
Value at end of period           $18.515        $21.400        $23.242        $18.970        $14.802        $12.093
Number of accumulation
 units outstanding at end
 of period                     1,299,125      1,565,470      1,826,356      1,853,911      1,682,029        540,936
FIDELITY-REGISTERED
TRADEMARK- VIP INDEX 500
PORTFOLIO
Value at beginning of
 period                          $22.383        $25.027        $21.063        $16.646        $12.722        $10.828(6)
Value at end of period           $19.397        $22.383        $25.027        $21.063        $16.646        $12.722
Number of accumulation
 units outstanding at end
 of period                     1,469,435      1,723,480      1,838,819      1,953,506      1,375,721        384,282
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                          $24.996        $37.181        $16.729        $12.637        $11.376        $10.988(6)
Value at end of period           $14.921        $24.996        $37.181        $16.729        $12.637        $11.376
Number of accumulation
 units outstanding at end
 of period                       678,545        853,483        950,030        601,047        518,686        242,113
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                          $23.121        $23.983        $19.189        $14.492        $12.038        $10.836(6)
Value at end of period           $21.723        $23.121        $23.983        $19.189        $14.492        $12.038
Number of accumulation
 units outstanding at end
 of period                       735,326        810,586        893,140        927,779        533,138        165,079
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                          $13.857        $13.226        $13.202        $12.272        $11.136        $10.173(7)
Value at end of period           $14.719        $13.857        $13.226        $13.202        $12.272        $11.136
Number of accumulation
 units outstanding at end
 of period                       421,253        256,628        254,250        267,031        163,048         35,326
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                          $23.570        $27.974        $19.704        $14.731        $12.171        $11.002(6)
Value at end of period           $17.490        $23.570        $27.974        $19.704        $14.731        $12.171
Number of accumulation
 units outstanding at end
 of period                       947,186      1,129,263      1,130,099        807,576        684,113        255,831
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                          $27.649        $33.250        $20.506        $16.131        $13.393        $10.536(3)
Value at end of period           $21.143        $27.649        $33.250        $20.506        $16.131        $13.393
Number of accumulation
 units outstanding at end
 of period                     2,245,676      2,730,852      3,017,262      3,185,557      2,772,831      1,030,570
MFS-REGISTERED TRADEMARK-
STRATEGIC INCOME SERIES
Value at beginning of
 period                          $10.799        $10.440        $10.860        $10.207        $10.471        $10.000(8)
Value at end of period           $11.153        $10.799        $10.440        $10.860        $10.207        $10.471
Number of accumulation
 units outstanding at end
 of period                        48,322         49,082         36,450         69,957         52,302         20,479
MFS-REGISTERED TRADEMARK-
TOTAL RETURN SERIES
Value at beginning of
 period                          $16.782        $14.669        $14.432        $13.030        $10.894        $10.000(8)
Value at end of period           $16.586        $16.782        $14.669        $14.432        $13.030        $10.894
Number of accumulation
 units outstanding at end
 of period                       982,897        777,895        833,537        943,853        523,291        108,482

------------------------------------------------------------------

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
OPPENHEIMER AGGRESSIVE
GROWTH FUND/VA
Value at beginning of
 period                          $21.423        $24.477        $13.520        $12.204        $10.516(1)
Value at end of period           $14.517        $21.423        $24.477        $13.520        $12.204
Number of accumulation
 units outstanding at end
 of period                       314,680        374,221        224,632        179,861         65,695
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                          $21.023        $20.287        $12.982        $11.539        $10.488(1)
Value at end of period           $18.231        $21.023        $20.287        $12.982        $11.539
Number of accumulation
 units outstanding at end
 of period                       160,239        254,046        115,002        134,449         87,559
OPPENHEIMER MAIN STREET
GROWTH & INCOME FUND/VA
Value at beginning of
 period                          $14.248        $15.839        $13.199        $12.785        $10.497(1)
Value at end of period           $12.620        $14.248        $15.839        $13.199        $12.785
Number of accumulation
 units outstanding at end
 of period                       558,484        650,882        650,435        693,695        354,269
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                          $11.206        $11.072        $10.921        $10.764        $10.187(1)
Value at end of period           $11.583        $11.206        $11.072        $10.921        $10.764
Number of accumulation
 units outstanding at end
 of period                       274,579        229,784        285,712        328,546        128,720
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $17.303        $18.612        $12.686        $10.152        $10.009(3)
Value at end of period           $12.836        $17.303        $18.612        $12.686        $10.152
Number of accumulation
 units outstanding at end
 of period                       329,528        535,004        473,282        358,518        216,273
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                          $14.097        $20.074        $13.494        $10.554        $10.689(3)
Value at end of period           $10.395        $14.097        $20.074        $13.494        $10.554
Number of accumulation
 units outstanding at end
 of period                     1,798,491      2,155,759      2,336,393      2,557,155      2,394,861
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                          $12.274        $13.032        $10.656         $8.786         $8.960(3)
Value at end of period            $9.574        $12.274        $13.032        $10.656         $8.786
Number of accumulation
 units outstanding at end
 of period                     1,177,274      1,421,458      1,550,656      1,761,234      1,615,395
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                          $14.415        $18.181        $11.640         $9.912         $9.791(3)
Value at end of period           $10.384        $14.415        $18.181        $11.640         $9.912
Number of accumulation
 units outstanding at end
 of period                       105,209         76,956         87,650         79,756          2,569
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                          $20.694        $20.993        $17.406        $13.834        $13.560(3)
Value at end of period           $18.318        $20.694        $20.993        $17.406        $13.834
Number of accumulation
 units outstanding at end
 of period                     1,299,610      1,516,955      1,472,258      1,616,748      1,572,718

------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during May 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1)  Funds were first received in this option during July 1996.
(2)  Funds were first received in this option during February 1996.
(3)  Funds were first received in this option during January 1996.
(4) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option.
(5)  Funds were first received in this option during May 1996.
(6)  Funds were first received in this option during March 1996.
(7)  Funds were first received in this option during April 1996.
(8) The initial accumulation unit value was established at $10.000 during May 1996 when the fund bacame available under the option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                      2001           2000           1999           1998
                                      ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning of period          $11.143        $11.359        $10.059        $10.694(1)
Value at end of period                 $9.733        $11.143        $11.359        $10.059
Number of accumulation units
 outstanding at end of period           6,934         16,321         16,116         17,615
ING VP BALANCED PORTFOLIO,
INC.
Value at beginning of period          $12.462        $12.690        $11.312        $10.708(1)
Value at end of period                $11.787        $12.462        $12.690        $11.312
Number of accumulation units
 outstanding at end of period          97,168        106,603        122,860        112,689
ING VP BOND PORTFOLIO
Value at beginning of period          $11.256        $10.396        $10.606        $10.118(1)
Value at end of period                $12.087        $11.256        $10.396        $10.606
Number of accumulation units
 outstanding at end of period         203,572        146,073        284,700        211,071
ING VP CROSSROADS PORTFOLIO
Value at beginning of period          $11.084        $11.177        $10.270        $10.504(1)
Value at end of period                $10.179        $11.084        $11.177        $10.270
Number of accumulation units
 outstanding at end of period          17,957         16,607          9,394         18,307
ING VP GROWTH PORTFOLIO
Value at beginning of period          $15.039        $17.296        $12.977        $11.455(1)
Value at end of period                $10.831        $15.039        $17.296        $12.977
Number of accumulation units
 outstanding at end of period          50,862         89,897         74,875         75,506
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period          $11.278        $12.827        $11.063        $11.063(1)
Value at end of period                 $9.087        $11.278        $12.827        $11.063
Number of accumulation units
 outstanding at end of period         384,290        419,418        474,578        794,335
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period          $13.766        $15.387        $12.535        $11.157(1)
Value at end of period                $11.741        $13.766        $15.387        $12.535
Number of accumulation units
 outstanding at end of period         182,887        190,980        208,800        215,324
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period          $11.481        $14.592         $9.764         $9.851(2)
Value at end of period                 $8.630        $11.481        $14.592         $9.764
Number of accumulation units
 outstanding at end of period           4,137          8,697          2,511          2,693
ING VP LEGACY PORTFOLIO
Value at beginning of period          $11.362        $10.978        $10.380        $10.404(1)
Value at end of period                $10.953        $11.362        $10.978        $10.380
Number of accumulation units
 outstanding at end of period          29,205         23,848         29,162         29,301
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period          $11.306        $10.762        $10.371        $10.097(1)
Value at end of period                $11.603        $11.306        $10.762        $10.371
Number of accumulation units
 outstanding at end of period         896,013        726,382        370,653        319,753
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period          $13.243        $12.565         $9.724        $11.126(1)
Value at end of period                $13.599        $13.243        $12.565         $9.724
Number of accumulation units
 outstanding at end of period         104,124        109,027         80,258         71,465
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period           $5.830         $8.850(1)
Value at end of period                 $4.435         $5.830
Number of accumulation units
 outstanding at end of period           2,710          2,543
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period          $14.964        $13.750        $11.644        $11.097(1)
Value at end of period                $13.355        $14.964        $13.750        $11.644
Number of accumulation units
 outstanding at end of period          76,652         71,351         77,073        110,097
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $11.882        $12.421        $11.208        $10.596(1)
Value at end of period                $10.919        $11.882        $12.421        $11.208
Number of accumulation units
 outstanding at end of period           8,516         10,043         12,257         11,121
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period          $12.148        $11.346        $10.806        $10.957(1)
Value at end of period                $11.401        $12.148        $11.346        $10.806
Number of accumulation units
 outstanding at end of period         502,916        484,590        576,813        476,634

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------------------------------------------------------------------

                                      2001           2000           1999           1998
                                      ----           ----           ----           ----
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period          $15.812        $17.986        $13.253        $11.094(1)
Value at end of period                $12.858        $15.812        $17.986        $13.253
Number of accumulation units
 outstanding at end of period         313,460        331,372        344,724        307,937
FIDELITY-REGISTERED TRADEMARK-
VIP HIGH INCOME PORTFOLIO
Value at beginning of period           $7.541         $9.849         $9.222        $10.292(1)
Value at end of period                 $6.572         $7.541         $9.849         $9.222
Number of accumulation units
 outstanding at end of period         171,198        215,872        248,198        270,627
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period          $11.800        $14.771        $10.487        $11.082(1)
Value at end of period                 $9.185        $11.800        $14.771        $10.487
Number of accumulation units
 outstanding at end of period          48,883         53,231         57,260         45,606
FIDELITY-REGISTERED TRADEMARK-
VIP ASSET MANAGER-SM-
PORTFOLIO
Value at beginning of period          $11.621        $12.248        $11.165        $10.607(1)
Value at end of period                $11.005        $11.621        $12.248        $11.165
Number of accumulation units
 outstanding at end of period         105,390        102,250        117,415        152,533
FIDELITY-REGISTERED TRADEMARK-
VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period          $14.186        $15.383        $12.537        $11.136(1)
Value at end of period                $12.292        $14.186        $15.383        $12.537
Number of accumulation units
 outstanding at end of period         331,463        375,961        410,630        353,548
FIDELITY-REGISTERED TRADEMARK-
VIP INDEX 500 PORTFOLIO
Value at beginning of period          $13.067        $14.589        $12.259        $11.159(1)
Value at end of period                $11.342        $13.067        $14.589        $12.259
Number of accumulation units
 outstanding at end of period         360,463        425,196        738,298        409,685
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period          $19.488        $28.943        $13.003        $11.125(1)
Value at end of period                $11.651        $19.488        $28.943        $13.003
Number of accumulation units
 outstanding at end of period          84,896        215,462        127,870         47,713
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period          $15.335        $15.883        $12.689        $10.904(1)
Value at end of period                $14.430        $15.335        $15.883        $12.689
Number of accumulation units
 outstanding at end of period         253,441        293,340        325,243        230,693
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period          $11.159        $10.634        $10.599        $10.191(1)
Value at end of period                $11.871        $11.159        $10.634        $10.599
Number of accumulation units
 outstanding at end of period          90,861         99,446        133,860        106,626
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period          $15.338        $18.177        $12.784        $11.091(1)
Value at end of period                $11.399        $15.338        $18.177        $12.784
Number of accumulation units
 outstanding at end of period         218,936        276,793        316,527        178,276
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period          $16.175        $19.422        $11.960        $11.375(1)
Value at end of period                $12.388        $16.175        $19.422        $11.960
Number of accumulation units
 outstanding at end of period         414,975        505,764        554,475        420,428
MFS-REGISTERED TRADEMARK-
STRATEGIC INCOME SERIES
Value at beginning of period          $10.487        $10.123        $10.514        $10.032(2)
Value at end of period                $10.847        $10.487        $10.123        $10.514
Number of accumulation units
 outstanding at end of period           1,891         11,556            885            591
MFS-REGISTERED TRADEMARK-
TOTAL RETURN SERIES
Value at beginning of period          $12.762        $11.139        $10.942        $10.639(1)
Value at end of period                $12.633        $12.762        $11.139        $10.942
Number of accumulation units
 outstanding at end of period         297,894        292,439        289,103        253,311
OPPENHEIMER AGGRESSIVE GROWTH
FUND / VA
Value at beginning of period          $17.302        $19.738        $10.886        $11.304(1)
Value at end of period                $11.742        $17.302        $19.738        $10.886
Number of accumulation units
 outstanding at end of period          85,254         99,767        114,364         88,310
OPPENHEIMER GLOBAL SECURITIES
FUND / VA
Value at beginning of period          $17.784        $17.136        $10.949        $10.941(1)
Value at end of period                $15.446        $17.784        $17.136        $10.949
Number of accumulation units
 outstanding at end of period          36,232         52,068         34,030         29,176
OPPENHEIMER MAIN STREET GROWTH
& INCOME FUND / VA
Value at beginning of period          $10.948        $12.153        $10.111        $11.377(1)
Value at end of period                 $9.712        $10.948        $12.153        $10.111
Number of accumulation units
 outstanding at end of period         229,847        235,409        263,646        232,433
OPPENHEIMER STRATEGIC BOND
FUND / VA
Value at beginning of period          $10.330        $10.191        $10.037        $10.118(1)
Value at end of period                $10.694        $10.330        $10.191        $10.037
Number of accumulation units
 outstanding at end of period          75,249         87,548        106,774         85,477
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $16.424        $17.640        $12.005        $11.503(1)
Value at end of period                $12.203        $16.424        $17.640        $12.005
Number of accumulation units
 outstanding at end of period         126,600        145,704        145,648        108,102
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period          $12.362        $17.577        $11.797        $11.104(1)
Value at end of period                 $9.130        $12.362        $17.577        $11.797
Number of accumulation units
 outstanding at end of period         178,926        204,067        258,892        205,549

------------------------------------------------------------------

                                      2001           2000           1999           1998
                                      ----           ----           ----           ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period          $13.442        $14.250        $11.634        $11.178(1)
Value at end of period                $10.501        $13.442        $14.250        $11.634
Number of accumulation units
 outstanding at end of period         137,737        145,226        154,290        131,761
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period          $13.658        $17.201        $10.995        $11.145(1)
Value at end of period                 $9.855        $13.658        $17.201        $10.995
Number of accumulation units
 outstanding at end of period          35,605         34,335         34,698         30,516
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period          $14.433        $14.620        $12.103        $11.120(1)
Value at end of period                $12.795        $14.433        $14.620        $12.103
Number of accumulation units
 outstanding at end of period         121,445        132,805        121,008        120,157

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.

33-59749

------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                        ING INSURANCE COMPANY OF AMERICA
------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                                ING MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling our Service Center at:

                             Customer Service Center
                              1475 Dunwoody Drive
                             West Chester, PA 19380
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                         Page

General Information and History                                             2
Variable Annuity Account I                                                  2
Offering and Purchase of Contracts                                          3
Performance Data                                                            3
   General                                                                  3
   Average Annual Total Return Quotations                                   4
Income Phase Payments                                                       7
Sales Material and Advertising                                              8
Independent Auditors                                                        9
Financial Statements of the Separate Account                              S-1
Financial Statements of ING Insurance Company of America                  F-1

                         GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (formerly Aetna Insurance Company of America) (the "Company", "we", "us", "our") issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. We are engaged in the business of issuing life insurance and annuities. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

ING VP Ascent Portfolio (Class R Shares)(1)
ING VP Balanced Portfolio, Inc (Class R Shares)(1)
ING VP Bond Portfolio (Class R Shares)(1)
ING VP Crossroads Portfolio (Class R Shares)(1)
ING VP Growth Portfolio (Class R Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)
ING VP International Equity Portfolio (Class R Shares)(1)
ING VP Legacy Portfolio (Class R Shares)(1)
ING VP Money Market Portfolio (Class R Shares)(1)
ING VP Small Company Portfolio (Class R Shares)(1)
ING VP Technology Portfolio (Class R Shares)(1)
ING VP Value Opportunity Portfolio (Class R Shares)(1)
ING MFS Capital Opportunities Portfolio (Initial Class)(1) ING MFS Emerging Equities Portfolio (Initial Class)(1)
ING MFS Research Portfolio (Initial Class)(1)
ING Scudder International Growth Portfolio (Initial Class)(1) ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1) Calvert Social Balanced Portfolio

Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class) Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) Fidelity(R) VIP Equity-Income Portfolio (Initial Class) Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class) Fidelity(R) VIP Index 500 Portfolio (Initial Class) Fidelity(R) VIP Overseas Portfolio (Initial Class)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares) Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) MFS(R) Strategic Income Series (Initial class)(1)
MFS(R) Total Return Series (Initial Class)
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA(R)
Oppenheimer Strategic Bond Fund/VA


(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 55 in the prospectus for a complete list of former and current fund names.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. ("IPI") portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        DATE
                                                                                                                  CONTRIBUTIONS
                                                                                 STANDARDIZED                     FIRST RECEIVED
                                                                                                                     UNDER THE
                                                                                                                 SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                             SUBACCOUNT                              1 YEAR       5 YEAR   10 YEAR   INCEPTION*
---------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                            (19.23%)      2.53%                 5.00%        07/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio (Class R Shares)                          (11.95%)      7.07%                 8.03%        02/29/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)                                0.92%       4.63%                 4.18%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Crossroads Portfolio (Class R Shares)                        (14.71%)      2.95%                 4.77%        07/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                            (34.64%)                            5.79%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)                 (26.04%)      2.73%                 5.42%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)               (21.29%)      9.30%                 9.96%        10/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)              (31.48%)                           (6.27%)       05/05/1998
---------------------------------------------------------------------------------------------------------------------------------
ING VP Legacy Portfolio (Class R Shares)                            (10.12%)      3.93%                 4.94%        05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)                    (3.86%)      3.13%                 3.24%        02/29/1996
---------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                      (3.80%)                           11.20%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                        (30.57%)                          (41.10%)       05/09/2000
---------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R Shares)                 (17.31%)                           11.06%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)             (32.34%)                            5.33%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)                 (32.80%)                           (1.87%)       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(2)               (32.80%)      0.44%                 0.80%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                          (28.50%)                            0.53%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(2)        (28.50%)      0.09%                (0.90%)       03/30/1996
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)          (34.50%)                            0.34%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (17.91%)                            6.73%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(2)            (17.91%)     10.36%                10.21%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                   (14.66%)                            1.91%        11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)         (11.83%)      5.17%                 6.21%        04/30/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)             (19.92%)      8.36%                 9.90%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)             (12.69%)      7.31%                 7.84%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class)                    (25.29%)      9.58%                10.09%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class)               (19.41%)     (5.90%)               (3.69%)       03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio (Initial Class)                 (19.78%)      8.26%                 9.87%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Initial Class)                  (28.78%)      0.55%                 1.88%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)      (46.94%)      4.96%                 3.83%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)               (12.40%)     12.07%                12.38%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)         (0.08%)      5.13%                 6.06%        04/30/1996
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                 (32.33%)      6.95%                 7.49%        03/29/1996
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (30.04%)      9.04%                11.60%        01/31/1996
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (Initial Class)                       (3.05%)      0.53%                 1.30%        05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                           (7.52%)      8.23%                 8.98%        05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                               (38.81%)                            5.15%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               (19.72%)                           11.74%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)                  (17.85%)                            2.58%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                   (2.95%)                            1.83%        05/30/1997
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.74%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FUND
                                                                                                                         INCEPTION
                                                                                   NON-STANDARDIZED                        DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                            SUBACCOUNT                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                         (12.84%)    (1.29%)    3.16%                  7.10%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio (Class R Shares)(1)                     (5.61%)     1.18%     7.58%      8.63%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R Shares)(1)                          7.17%      4.25%     5.20%      5.22%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Crossroads Portfolio (Class R Shares)                      (8.35%)    (0.49%)    3.57%                  6.60%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R Shares)                         (28.14%)    (6.04%)    8.10%                  8.33%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R Shares)(1)           (19.60%)    (6.54%)    3.36%      7.37%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R Shares)            (14.89%)    (2.35%)    9.77%                  11.04%    09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R Shares)           (25.00%)    (4.23%)                           1.39%     12/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Legacy Portfolio (Class R Shares)                          (3.80%)     1.61%     4.52%                  6.55%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R Shares)(1)(2)               2.43%      3.61%     3.74%      3.35%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R Shares)                    2.49%     11.61%    12.92%                 13.17%     12/27/1996
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R Shares)                     (24.10%)                                    (38.74%)    05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R Shares)              (10.94%)     4.47%    13.57%                 13.89%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)          (25.86%)     0.35%                            6.19%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)     (25.86%)     0.34%     9.46%      8.85%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio (Initial Class)              (26.31%)    (8.38%)                          (0.73%)    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING MFS Emerging Equities(3)            (26.31%)    (8.38%)    1.14%      5.20%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio (Initial Class)                       (22.05%)    (3.55%)                           1.58%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research(3)     (22.05%)    (3.55%)    0.79%      2.70%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ING Scudder International Growth Portfolio (Initial Class)       (28.01%)    (3.78%)                           1.40%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING Scudder International Growth(3)   (28.01%)    (3.78%)    2.35%      5.84%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)        (11.53%)     1.67%                            7.58%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(3)         (11.53%)     1.67%    10.81%     12.87%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                              (8.30%)    (1.07%)    5.60%      7.22%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)(1)    (5.49%)    (0.68%)    5.73%      7.67%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)          (13.53%)    (0.85%)    8.85%                 14.10%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)        (6.34%)     1.60%     7.82%     11.97%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Initial Class)(1)              (18.86%)    (1.20%)   10.04%     11.76%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio (Initial Class)(1)         (13.02%)   (10.86%)   (4.98%)     3.76%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio (Initial Class)              (13.39%)    (2.76%)    8.75%                 11.81%     08/27/1992
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)            (22.33%)    (4.52%)    1.24%      4.36%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)   (40.35%)    (3.79%)    5.53%                 10.89%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)             (6.06%)     4.17%    12.48%                 12.67%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)       6.17%      3.65%     5.69%                  6.58%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)              (25.85%)    (3.94%)    7.47%                 10.22%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)    (23.58%)     0.98%     9.51%                 14.09%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (Initial Class)                     3.23%      0.84%     1.22%                  2.76%     06/14/1994
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series (Initial Class)                        (1.21%)     4.70%     8.72%                 11.57%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                         (32.29%)     2.35%     5.50%     10.13%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                         (13.33%)    11.93%    13.73%     12.26%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA(R)               (11.47%)    (1.53%)    5.17%                 12.03%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                 3.32%      1.93%     2.85%                  4.08%     05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.74%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company for the year ended December 31, 2001. Prior to May 3, 2001, KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT I
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-7

Statements of Changes in Net Assets.........................     S-7

Condensed Financial Information.............................     S-8

Notes to Financial Statements...............................    S-12

Report of Independent Auditors..............................    S-30

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                     Net
                                                                  Shares            Cost          Assets
                                                                  ------            ----          ------
  Aetna Ascent VP                                                 71,660    $  1,041,080    $    913,671
  Aetna Balanced VP, Inc.                                        806,827      11,166,059       9,754,542
  Aetna Bond VP                                                  801,093      10,602,787      10,374,155
  Aetna Crossroads VP                                             54,818         732,178         674,804
  Aetna Growth and Income VP                                     879,975      17,623,937      17,194,709
  Aetna Growth VP                                                377,372       4,574,067       3,637,868
  Aetna Index Plus Large Cap VP                                  827,971      13,191,077      11,475,680
  Aetna Index Plus Mid Cap VP                                      2,861          38,017          38,736
  Aetna Index Plus Small Cap VP                                    2,724          31,893          31,595
  Aetna International VP                                          48,482         385,623         383,004
  Aetna Legacy VP                                                170,836       2,004,027       2,048,324
  Aetna Money Market VP                                        2,758,666      36,688,952      36,764,191
  Aetna Small Company VP                                         542,363       8,760,492       9,046,607
  Aetna Technology VP                                            162,269         719,899         735,078
  Aetna Value Opportunity VP                                     507,014       7,386,748       6,717,938
  AIM V.I. Funds:
    Capital Appreciation Fund                                        163           4,137           3,550
    Growth and Income Fund                                        63,395       1,342,815       1,280,571
    Growth Fund                                                   89,343       1,751,198       1,462,541
    Value Fund                                                    53,827       1,304,806       1,256,849
  Alger American Funds:
    Balanced Portfolio                                           100,423       1,424,744       1,313,535
    Income and Growth Portfolio                                  284,231       3,847,960       3,004,326
    Leveraged AllCap Portfolio                                    84,652       3,861,335       2,670,760
  American Century Investments:
    Balanced Fund                                                 51,024         374,648         336,251
    International Fund                                           148,516       1,479,879         978,718
  Calvert Social Balanced Portfolio                              126,337         260,219         222,226
  Federated Insurance Series:
    American Leaders Fund II                                   6,117,082     110,346,616     117,753,826
    Equity Income Fund II                                      1,833,401      24,531,076      22,899,175
    Growth Strategies Fund II                                  1,818,947      34,187,366      32,104,420
    High Income Bond Fund II                                   2,325,833      22,886,941      17,955,433
    International Equity Fund II                               1,797,910      27,757,091      20,460,211
    Prime Money Fund II                                        5,174,871       5,174,871       5,174,871
    U.S. Government Securities Fund II                           503,052       5,481,835       5,749,883
    Utility Fund II                                            1,445,836      18,602,407      14,993,320
  Fidelity-Registered Trademark- Investments Variable
    Insurance Products Funds:
    Asset Manager Portfolio -- Initial Class                     423,623       6,785,481       6,146,763
    Contrafund-Registered Trademark- Portfolio -- Initial
      Class                                                    1,397,503      32,708,464      28,131,732
    Equity-Income Portfolio -- Initial Class                   2,000,409      47,290,791      45,509,310
    Growth Portfolio -- Initial Class                            945,073      41,888,118      31,763,891
    High Income Portfolio -- Initial Class                     1,244,844      10,790,639       7,979,452
    Index 500 Portfolio -- Initial Class                         250,565      33,651,656      32,591,009
    Investment Grade Bond Portfolio -- Initial Class              71,116         862,598         918,823
    Overseas Portfolio -- Initial Class                          204,183       4,071,412       2,834,058

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                                                     Net
                                                                  Shares            Cost          Assets
                                                                  ------            ----          ------
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                      620,864    $ 13,946,352    $ 13,646,592
    Balanced Portfolio -- I Shares                               870,021      21,130,267      19,636,371
    Flexible Income Portfolio -- I Shares                        624,274       7,249,696       7,279,040
    Growth Portfolio -- I Shares                                 965,121      23,032,540      19,186,595
    Worldwide Growth Portfolio -- I Shares                     1,914,225      70,413,618      54,631,969
  MFS-Registered Trademark- Series Funds:
    Global Government Series                                      55,445         556,843         559,443
    Total Return Series                                        1,078,217      19,948,108      20,065,619
  Oppenheimer Funds:
    Aggressive Growth Fund/VA                                    136,769       5,409,275       5,569,253
    Global Securities Fund/VA                                    238,821       5,831,648       5,454,667
    Main Street Growth & Income Fund/VA                          488,696      10,739,915       9,280,344
    Strategic Bond Fund/VA                                       895,586       4,118,109       4,137,605
  Pilgrim Funds:
    Emerging Markets Fund                                         63,534         443,340         313,223
    Natural Resources Trust Fund                                  40,842         553,818         506,441
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class           214,489       9,165,230       5,816,942
    PPI MFS Emerging Equities Portfolio -- I Class               499,337      19,978,163      20,338,008
    PPI MFS Research Growth Portfolio -- I Class               1,570,074      19,817,023      12,717,599
    PPI Scudder International Growth Portfolio -- I Class        145,150       2,115,226       1,455,851
    PPI T. Rowe Price Growth Equity Portfolio -- I Class         561,486      32,044,859      25,446,561
                                                                            ------------    ------------
NET ASSETS                                                                  $824,109,969    $741,328,529
                                                                            ============    ============

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.......................    $    913,671
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.......................       9,692,929
    Annuity contracts in payment period.....................          61,613
Aetna Bond VP
    Annuity contracts in accumulation.......................      10,330,244
    Annuity contracts in payment period.....................          43,911
Aetna Crossroads VP
    Annuity contracts in accumulation.......................         674,804
Aetna Growth and Income VP
    Annuity contracts in accumulation.......................      17,061,229
    Annuity contracts in payment period.....................         133,480
Aetna Growth VP
    Annuity contracts in accumulation.......................       3,512,152
    Annuity contracts in payment period.....................         125,716
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.......................      11,286,397
    Annuity contracts in payment period.....................         189,283
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.......................          38,736
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.......................          31,595
Aetna International VP
    Annuity contracts in accumulation.......................         383,004
Aetna Legacy VP
    Annuity contracts in accumulation.......................       1,978,206
    Annuity contracts in payment period.....................          70,118
Aetna Money Market VP
    Annuity contracts in accumulation.......................      36,760,625
    Annuity contracts in payment period.....................           3,566
Aetna Small Company VP
    Annuity contracts in accumulation.......................       8,643,886
    Annuity contracts in payment period.....................         402,721
Aetna Technology VP
    Annuity contracts in accumulation.......................         735,078
Aetna Value Opportunity VP
    Annuity contracts in accumulation.......................       6,717,938
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.......................           3,550
  Growth and Income Fund
    Annuity contracts in accumulation.......................       1,273,777
    Annuity contracts in payment period.....................           6,794
  Growth Fund
    Annuity contracts in accumulation.......................       1,462,541
  Value Fund
    Annuity contracts in accumulation.......................       1,256,849

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.......................    $  1,313,535
  Income and Growth Portfolio
    Annuity contracts in accumulation.......................       3,004,326
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.......................       2,670,760
American Century Investments:
  Balanced Fund
    Annuity contracts in accumulation.......................         336,251
  International Fund
    Annuity contracts in accumulation.......................         978,718
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.......................         222,226
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.......................     117,489,907
    Annuity contracts in payment period.....................         263,919
  Equity Income Fund II
    Annuity contracts in accumulation.......................      22,760,751
    Annuity contracts in payment period.....................         138,424
  Growth Strategies Fund II
    Annuity contracts in accumulation.......................      32,104,420
  High Income Bond Fund II
    Annuity contracts in accumulation.......................      17,950,549
    Annuity contracts in payment period.....................           4,884
  International Equity Fund II
    Annuity contracts in accumulation.......................      20,405,682
    Annuity contracts in payment period.....................          54,529
  Prime Money Fund II
    Annuity contracts in accumulation.......................       5,174,871
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.......................       5,749,883
  Utility Fund II
    Annuity contracts in accumulation.......................      14,916,611
    Annuity contracts in payment period.....................          76,709
Fidelity-Registered Trademark- Investments Variable
  Insurance Products Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       6,146,763
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Annuity contracts in accumulation.......................      28,131,732
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      45,509,310
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      31,763,891
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       7,979,452
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      32,591,009
  Investment Grade Bond Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         918,823

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.......................    $  2,834,058
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      13,646,592
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.......................      19,636,371
  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.......................       7,279,040
  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      19,061,924
    Annuity contracts in payment period.....................         124,671
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      54,487,817
    Annuity contracts in payment period.....................         144,152
MFS-Registered Trademark- Series Funds:
  Global Government Series
    Annuity contracts in accumulation.......................         559,443
  Total Return Series
    Annuity contracts in accumulation.......................      20,065,619
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.......................       5,569,253
  Global Securities Fund/VA
    Annuity contracts in accumulation.......................       5,454,667
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.......................       9,280,344
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.......................       4,131,410
    Annuity contracts in payment period.....................           6,195
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.......................         313,223
  Natural Resources Trust Fund
    Annuity contracts in accumulation.......................         506,441
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Annuity contracts in accumulation.......................       5,774,725
    Annuity contracts in payment period.....................          42,217
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.......................      20,332,384
    Annuity contracts in payment period.....................           5,624
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................      12,717,599
  PPI Scudder International Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................       1,443,377
    Annuity contracts in payment period.....................          12,474
  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Annuity contracts in accumulation.......................      25,360,152
    Annuity contracts in payment period.....................          86,409
                                                                ------------
                                                                $741,328,529
                                                                ============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I

STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.................................................      $  41,088,626
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................        (11,184,034)
                                                                  -------------
Net investment income.......................................      $  29,904,592
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................      $ 591,763,235
  Cost of investments sold..................................       (676,686,708)
                                                                  -------------
  Net realized loss on investments..........................        (84,923,473)
                                                                  -------------
Net unrealized loss on investments: (Note 5)
  Beginning of year.........................................         (3,669,833)
  End of year...............................................        (82,781,440)
                                                                  -------------
    Net change in unrealized loss on investments............        (79,111,607)
                                                                  -------------
Net realized and unrealized loss on investments.............       (164,035,080)
                                                                  -------------
Net decrease in net assets resulting from operations........      $(134,130,488)
                                                                  =============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED DECEMBER 31,
                                                                    2001              2000
                                                                    ----              ----
FROM OPERATIONS:
Net investment income.......................................    $  29,904,592    $   66,563,706
Net realized (loss) gain on investments.....................      (84,923,473)       83,433,133
Net change in unrealized loss on investments................      (79,111,607)     (260,515,994)
                                                                -------------    --------------
Net decrease in net assets resulting from operations........     (134,130,488)     (110,519,155)
                                                                -------------    --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.................       29,601,086        10,489,343
Transfer from the Company for mortality guarantee
  adjustments...............................................        1,995,507           179,254
Transfers (to) from the Company's other variable annuity
  accounts..................................................       (4,142,402)        4,427,094
Redemptions by contract holders.............................      (77,006,331)      (87,822,341)
Annuity payments............................................         (463,526)         (389,897)
Other.......................................................          167,715           502,034
                                                                -------------    --------------
  Net decrease in net assets from unit transactions (Note
    6)......................................................      (49,847,951)      (72,614,513)
                                                                -------------    --------------
Change in net assets........................................     (183,978,439)     (183,133,668)
NET ASSETS:
Beginning of year...........................................      925,306,968     1,108,440,636
                                                                -------------    --------------
End of year.................................................    $ 741,328,529    $  925,306,968
                                                                =============    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                   1.00% to 1.40%       1.58%
AICA I                           $17.018   $14.841   (12.79%)                                      57,016.8   $    846,187
AICA II                           11.143     9.733   (12.65%)                                       6,933.5         67,484
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC:                                            1.00% to 1.40%       6.16%
AICA I                            18.018    17.016    (5.56%)                                     315,542.5      5,369,271
AICA II                           12.462    11.787    (5.42%)                                      97,168.2      1,145,321
AICA III                          10.334     9.800    (5.17%)                                     324,320.1      3,178,337
Annuity contracts in payment
  period                                                                                                            61,613
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                     1.00% to 1.40%       6.63%
AICA I                            12.637    13.549     7.22%                                      580,830.5      7,869,672
AICA II                           11.256    12.087     7.38%                                      203,571.8      2,460,572
Annuity contracts in payment
  period                                                                                                            43,911
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                               1.00% to 1.40%       2.79%
AICA I                            15.792    14.481    (8.30%)                                      33,976.7        492,016
AICA II                           11.084    10.179    (8.16%)                                      17,957.4        182,788
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                        1.00% to 1.40%       0.62%
AICA I                            18.765    15.096   (19.55%)                                     896,572.8     13,534,663
AICA II                           11.278     9.087   (19.43%)                                     384,289.9      3,492,042
AICA III                           9.029     7.593   (15.90%)  (1)                                  4,546.8         34,524
Annuity contracts in payment
  period                                                                                                           133,480
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                   1.00% to 1.40%      10.59%
AICA I                            20.638    14.840   (28.09%)                                     109,808.6      1,629,560
AICA II                           15.039    10.831   (27.98%)                                      50,861.6        550,882
AICA III                           9.844     7.108   (27.79%)                                     187,353.7      1,331,710
Annuity contracts in payment
  period                                                                                                           125,716
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                     1.00% to 1.40%       4.80%
AICA I                            20.478    17.439   (14.84%)                                     345,653.0      6,027,842
AICA II                           13.766    11.741   (14.71%)                                     182,887.1      2,147,278
AICA III                           9.676     8.275   (14.48%)                                     375,985.1      3,111,277
Annuity contracts in payment
  period                                                                                                           189,283
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                                1.00%       8.59%
AICA III                          12.315    12.542     1.84%   (1)                                  3,088.5         38,736
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                              1.00%      10.40%
AICA III                          11.542    11.953     3.56%   (2)                                  2,643.3         31,595
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                            1.00% to 1.40%       0.09%
AICA I                            11.434     8.581   (24.95%)                                      32,298.8        277,156
AICA II                           11.481     8.630   (24.83%)                                       4,136.7         35,700
AICA III                           9.606     7.239   (24.64%)                                       9,690.3         70,148
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                   1.00% to 1.40%       3.63%
AICA I                            15.088    14.522    (3.75%)                                     114,194.1      1,658,326
AICA II                           11.362    10.953    (3.60%)                                      29,204.8        319,880
Annuity contracts in payment
  period                                                                                                            70,118
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                             1.00% to 1.40%       4.11%
AICA I                            12.319    12.624     2.48%                                     2,045,639.8    25,824,157
AICA II                           11.306    11.603     2.63%                                      896,013.1     10,396,440
AICA III                          10.756    10.908     1.41%   (3)                                 49,507.5        540,028
Annuity contracts in payment
  period                                                                                                             3,566
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                            1.00% to 1.40%       3.07%
AICA I                            18.458    18.926     2.54%                                      342,593.7      6,483,928
AICA II                           13.243    13.599     2.69%                                      104,124.0      1,415,982
AICA III                          11.894    12.246     2.96%                                       60,752.6        743,976
Annuity contracts in payment
  period                                                                                                           402,721
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                               1.00% to 1.40%       0.00%
AICA I                             5.824     4.424   (24.04%)                                      74,228.5        328,387
AICA II                            5.830     4.435   (23.93%)                                       2,709.6         12,017
AICA III                           5.841     4.454   (23.75%)                                      88,611.1        394,674
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                        1.00% to 1.40%       5.60%
AICA I                           $20.480   $18.250   (10.89%)                                     310,005.4   $  5,657,598
AICA II                           14.964    13.355   (10.75%)                                      76,652.4      1,023,693
AICA III                          11.024    10.046    (8.87%)  (1)                                  3,647.9         36,647
--------------------------------------------------------------------------------------------------------------------------
AIM VI FUNDS:
CAPITAL APPRECIATION FUND:                                         1.00% to 1.25%      12.41%
AICA III                          10.549     8.012   (24.05%)                                         443.1          3,550
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                            1.00% to 1.25%       0.09%
AICA III                           9.582     7.320   (23.61%)                                     174,013.3      1,273,777
Annuity contracts in payment
  period                                                                                                             6,794
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                       1.00% to 1.25%       0.43%
AICA III                           8.731     5.714   (34.56%)                                     255,957.5      1,462,541
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                        1.00% to 1.25%       4.22%
AICA III                           9.132     7.905   (13.44%)                                     158,994.2      1,256,849
--------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:                                                1.25% to 1.40%       3.23%
AICA I                            20.049    19.385    (3.31%)                                      67,760.4      1,313,535
--------------------------------------------------------------------------------------------------------------------------
INCOME AND GROWTH PORTFOLIO:                                       1.25% to 1.40%       7.41%
AICA I                            27.185    22.963   (15.53%)                                     130,833.3      3,004,326
--------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:                                        1.25% to 1.40%       3.44%
AICA I                            26.739    22.163   (17.11%)                                     120,505.3      2,670,760
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS:
BALANCED FUND:                                                     1.25% to 1.40%       6.24%
AICA I                            15.322    14.572    (4.89%)                                      23,075.1        336,251
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:                                                1.25% to 1.40%      10.52%
AICA I                            21.031    14.685   (30.17%)                                      66,647.5        978,718
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED
  PORTFOLIO:                                                       1.00% to 1.40%       5.66%
AICA I                            12.089    11.092    (8.25%)                                      11,651.6        129,239
AICA II                           11.882    10.919    (8.10%)                                       8,516.1         92,987
--------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:                                          1.25% to 1.40%       2.00%
AICA I                            21.916    20.697    (5.56%)                                    5,676,663.6   117,489,907
Annuity contracts in payment
  period                                                                                                           263,919
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:                                             1.25% to 1.40%       1.95%
AICA I                            14.335    12.581   (12.24%)                                    1,809,136.9    22,760,751
Annuity contracts in payment
  period                                                                                                           138,424
--------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:                                         1.25% to 1.40%       1.60%
AICA I                            24.528    18.770   (23.48%)                                    1,710,411.3    32,104,420
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:                                          1.25% to 1.40%      10.78%
AICA I                            12.260    12.254    (0.05%)                                    1,464,872.6    17,950,549
Annuity contracts in payment
  period                                                                                                             4,884
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:                                      1.25% to 1.40%      13.04%
AICA I                            20.424    14.212   (30.42%)                                    1,435,806.5    20,405,682
Annuity contracts in payment
  period                                                                                                            54,529
--------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:                                               1.25% to 1.40%       3.90%
AICA I                            12.129    12.405     2.28%                                      417,160.1      5,174,871
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
  FUND II:                                                         1.25% to 1.40%       3.69%
AICA I                            13.175    13.903     5.53%                                      413,571.4      5,749,883
--------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:                                                   1.25% to 1.40%       3.52%
AICA I                            15.612    13.280   (14.94%)                                    1,123,238.8    14,916,611
Annuity contracts in payment
  period                                                                                                            76,709
--------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS
  VARIABLE INSURANCE PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                          1.25% to 1.40%       5.71%
AICA I                            16.348    15.458    (5.44%)                                     322,613.0      4,986,951
AICA II                           11.621    11.005    (5.30%)                                     105,389.6      1,159,812
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED
  TRADEMARK- PORTFOLIO --
  INITIAL CLASS:                                                   1.00% to 1.40%       3.67%
AICA I                           $21.400   $18.515   (13.48%)                                    1,299,124.5  $ 24,053,291
AICA II                           14.186    12.292   (13.35%)                                     331,462.7      4,074,339
AICA III                           9.827     8.863    (9.81%)  (1)                                    462.8          4,102
--------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO --
  INITIAL CLASS:                                                   1.00% to 1.40%       6.50%
AICA I                            18.474    17.311    (6.30%)                                    2,297,363.6    39,769,662
AICA II                           12.148    11.401    (6.15%)                                     502,915.8      5,733,743
AICA III                           9.897    10.142     2.48%   (2)                                    582.2          5,905
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL
  CLASS:                                                           1.00% to 1.40%       7.38%
AICA I                            21.792    17.693   (18.81%)                                    1,296,070.6    22,931,378
AICA II                           15.812    12.858   (18.68%)                                     313,459.9      4,030,468
AICA III                           9.861     8.039   (18.48%)                                     597,343.6      4,802,045
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO --
  INITIAL CLASS:                                                   1.25% to 1.40%      17.37%
AICA I                            10.180     8.859   (12.98%)                                     773,714.6      6,854,338
AICA II                            7.541     6.572   (12.85%)                                     171,198.1      1,125,114
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL
  CLASS:                                                           1.25% to 1.40%       1.19%
AICA I                            22.383    19.397   (13.34%)                                    1,469,435.3    28,502,636
AICA II                           13.067    11.342   (13.20%)                                     360,463.1      4,088,373
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO --
  INITIAL CLASS:                                                   1.25% to 1.40%       5.53%
AICA I                            12.910    13.806     6.94%                                       66,552.4        918,823
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:                                                           1.00% to 1.40%      14.13%
AICA I                            15.701    12.203   (22.28%)                                     195,449.4      2,385,069
AICA II                           11.800     9.185   (22.16%)                                      48,882.9        448,989
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                           1.00% to 1.40%       0.00%
AICA I                            24.996    14.921   (40.31%)                                     678,545.0     10,124,570
AICA II                           19.488    11.651   (40.21%)                                      84,895.5        989,117
AICA III                           8.815     5.284   (40.06%)                                     479,353.7      2,532,905
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I
  SHARES:                                                          1.00% to 1.40%       2.54%
AICA I                            23.121    21.723    (6.05%)                                     735,326.2     15,973,491
AICA II                           15.335    14.430    (5.90%)                                     253,440.8      3,657,151
AICA III                           9.772     9.842     0.72%   (5)                                    582.1          5,729
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:                                                          1.00% to 1.40%       5.65%
AICA I                            13.857    14.719     6.22%                                      421,253.2      6,200,426
AICA II                           11.159    11.871     6.38%                                       90,861.3      1,078,614
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                      1.00% to 1.40%       0.26%
AICA I                            23.570    17.490   (25.80%)                                     947,185.6     16,566,276
AICA II                           15.338    11.399   (25.68%)                                     218,935.7      2,495,648
Annuity contracts in payment
  period                                                                                                           124,671
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                            1.00% to 1.40%       0.44%
AICA I                            27.649    21.143   (23.53%)                                    2,245,675.7    47,480,321
AICA II                           16.175    12.388   (23.41%)                                     414,974.8      5,140,708
AICA III                          10.267     7.883   (23.22%)                                     236,811.9      1,866,788
Annuity contracts in payment
  period                                                                                                           144,152
--------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  SERIES FUNDS:
GLOBAL GOVERNMENT SERIES:                                          1.25% to 1.40%       3.16%
AICA I                            10.799    11.153     3.28%                                       48,321.9        538,934
AICA II                           10.487    10.847     3.43%                                        1,890.8         20,509
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:                                               1.25% to 1.40%       5.25%
AICA I                            16.782    16.586    (1.17%)                                     982,896.6     16,302,323
AICA II                           12.762    12.633    (1.01%)                                     297,894.1      3,763,296
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:                                         1.25% to 1.40%      15.42%
AICA I                            21.423    14.517   (32.24%)                                     314,679.5      4,568,203
AICA II                           17.302    11.742   (32.14%)                                      85,253.8      1,001,050
--------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                         1.00% to 1.40%       8.61%
AICA I                            21.023    18.231   (13.28%)                                     160,239.3      2,921,322
AICA II                           17.784    15.446   (13.15%)                                      36,232.0        559,640

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
  (continued):
AICA III                         $12.647   $11.013   (12.92%)                                     179,215.9   $  1,973,705
--------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME
  FUND/VA:                                                         1.25% to 1.40%       0.55%
AICA I                            14.248    12.620   (11.43%)                                     558,484.3      7,048,072
AICA II                           10.948     9.712   (11.29%)                                     229,846.8      2,232,272
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                            1.00% to 1.40%       5.71%
AICA I                            11.206    11.583     3.36%                                      274,579.3      3,180,452
AICA II                           10.330    10.694     3.52%                                       75,249.3        804,716
AICA III                          10.439    10.619     1.72%   (4)                                 13,771.7        146,242
Annuity contracts in payment
  period                                                                                                             6,195
--------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:                                             1.25% to 1.40%      21.63%
AICA I                             8.417     7.434   (11.68%)                                      42,133.8        313,223
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                      1.25% to 1.40%       0.00%
AICA I                            14.506    12.023   (17.12%)                                      42,122.7        506,441
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      16.63%
AICA I                            17.303    12.836   (25.82%)                                     329,528.0      4,229,822
AICA II                           16.424    12.203   (25.70%)                                     126,600.3      1,544,903
Annuity contracts in payment
  period                                                                                                            42,217
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%       6.42%
AICA I                            14.097    10.395   (26.26%)                                    1,798,490.5    18,695,309
AICA II                           12.362     9.130   (26.14%)                                     178,925.7      1,633,592
AICA III                           8.678     6.425   (25.96%)                                         542.1          3,483
Annuity contracts in payment
  period                                                                                                             5,624
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      20.94%
AICA I                            12.274     9.574   (22.00%)                                    1,177,274.2    11,271,223
AICA II                           13.442    10.501   (21.88%)                                     137,737.0      1,446,376
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      24.41%
AICA I                            14.415    10.384   (27.96%)                                     105,209.0      1,092,490
AICA II                           13.658     9.855   (27.84%)                                      35,605.0        350,887
Annuity contracts in payment
  period                                                                                                            12,474
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY
  PORTFOLIO -- I CLASS:                                            1.00% to 1.40%      15.48%
AICA I                            20.694    18.318   (11.48%)                                    1,299,610.4    23,806,264
AICA II                           14.433    12.795   (11.35%)                                     121,444.9      1,553,888
Annuity contracts in payment
  period                                                                                                            86,409
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                         $741,328,529
==========================================================================================================================

       AICA I                     Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.
       AICA II                    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 1, 1998.
       AICA III                   Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since September 14, 2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:
        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Fidelity-Registered Trademark- Investments Variable
   Aetna Balanced VP, Inc.                   Insurance Products Funds:
   Aetna Bond VP                             - Asset Manager Portfolio -- Initial Class
   Aetna Crossroads VP                       - Contrafund-Registered Trademark- Portfolio -- Initial
   Aetna Growth and Income VP                Class
   Aetna Growth VP                           - Equity-Income Portfolio -- Initial Class
   Aetna Index Plus Large Cap VP             - Growth Portfolio -- Initial Class
   Aetna Index Plus Mid Cap VP               - High Income Portfolio -- Initial Class
   Aetna Index Plus Small Cap VP             - Index 500 Portfolio -- Initial Class
   Aetna International VP                    - Investment Grade Bond Portfolio -- Initial Class
   Aetna Legacy VP                           - Overseas Portfolio -- Initial Class
   Aetna Money Market VP                     Janus Aspen Series:
   Aetna Small Company VP                    - Aggressive Growth Portfolio -- I Shares
   Aetna Technology VP                       - Balanced Portfolio -- I Shares
   Aetna Value Opportunity VP                - Flexible Income Portfolio -- I Shares
   AIM V.I. Funds:                           - Growth Portfolio -- I Shares
   - Capital Appreciation fund               - Worldwide Growth Portfolio -- I Shares
   - Growth and Income Fund                  MFS-Registered Trademark- Series Funds:
   - Growth Fund                             - Global Government Series
   - Value fund                              - Total Return Series
   Alger American Funds:                     Oppenheimer Funds:
   - Balanced Portfolio                      - Aggressive Growth Fund/VA
   - Income and Growth Portfolio             - Global Securities Fund/VA
   - Leveraged AllCap Portfolio              - Main Street Growth & Income Fund/VA
   American Century Investments:             - Strategic Bond Fund/VA
   - Balanced Fund                           Pilgrim Funds:
   - International Fund                      - Emerging Markets Fund
   Calvert Social Balanced Portfolio         - Natural Resources Trust Fund
   Federated Insurance Series:               Portfolio Partners, Inc. (PPI):
   - American Leaders Fund II                - PPI MFS Capital Opportunities Portfolio -- I Class
   - Equity Income Fund II                   - PPI MFS Emerging Equities Portfolio -- I Class
   - Growth Strategies Fund II               - PPI MFS Research Growth Portfolio -- I Class
   - High Income Bond Fund II                - PPI Scudder International Growth Portfolio -- I Class
   - International Equity Fund II            - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   - Prime Money Fund II
   - U.S. Government Securities Fund II
   - Utility Fund II

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83 Group Annuity Mortality tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $571,819,876 and $591,763,235, respectively.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                  $     17,601  $    (14,820) $      297,833  $      (326,569)
 AETNA BALANCED VP
 Annuity contracts in
   accumulation                       545,024      (113,566)      1,496,296       (1,821,923)
 AETNA BOND VP
 Annuity contracts in
   accumulation                       576,836      (121,566)      6,354,975       (6,048,874)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                        20,601       (10,361)        494,278         (515,082)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                       127,416      (279,424)     35,463,147      (42,403,266)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                       555,784       (56,167)      5,001,075       (6,915,011)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                       563,821      (168,030)      6,812,009       (9,195,020)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                         1,664          (201)            170             (182)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                         1,643          (243)            243             (258)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                           497        (6,391)      1,064,589       (1,341,266)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                        65,866       (23,088)      3,036,056       (3,141,091)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                     1,353,879      (431,611)    186,462,798     (186,523,523)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                       264,367       (94,255)      5,702,160       (5,900,886)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                             0        (8,803)      2,186,313       (2,493,949)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                       379,350      (105,839)      5,488,398       (6,061,057)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                           266           (11)             17              (22)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                           590        (7,530)        115,251         (135,059)
   GROWTH FUND
 Annuity contracts in
   accumulation                         3,458       (11,645)        135,241         (187,980)
   VALUE FUND
 Annuity contracts in
   accumulation                        26,552        (6,393)        115,879         (122,258)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $    (28,736)  $      5,339  $    (127,409) $      (132,748) $    (158,703)
AETNA BALANCED VP
Annuity contracts in
  accumulation                      (325,627)      (906,974)    (1,411,517)        (504,543)      (398,712)
AETNA BOND VP
Annuity contracts in
  accumulation                       306,101        (23,910)      (228,632)        (204,722)       556,649
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                       (20,804)         3,538        (57,374)         (60,912)       (71,476)
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                    (6,940,119)    (2,848,831)      (429,228)       2,419,603     (4,672,524)
AETNA GROWTH VP
Annuity contracts in
  accumulation                    (1,913,936)      (831,114)      (936,199)        (105,085)    (1,519,404)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    (2,383,011)    (1,472,134)    (1,715,397)        (243,263)    (2,230,483)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                           (12)             0            719              719          2,170
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                           (15)             0           (298)            (298)         1,087
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      (276,677)      (141,620)        (2,619)         139,001       (143,570)
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (105,035)        24,438         44,297           19,859        (42,398)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       (60,725)       153,742         75,239          (78,503)       783,040
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                      (198,726)       170,771        286,115          115,344         86,730
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (307,636)       (83,453)        15,179           98,632       (217,807)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      (572,659)        99,283       (668,810)        (768,093)    (1,067,241)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                            (5)             0           (587)            (587)          (337)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       (19,808)           (33)       (62,244)         (62,211)       (88,959)
  GROWTH FUND
Annuity contracts in
  accumulation                       (52,739)        (1,749)      (288,657)        (286,908)      (347,834)
  VALUE FUND
Annuity contracts in
  accumulation                        (6,379)           (47)       (47,957)         (47,910)       (34,130)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  $     46,022  $    (19,967) $      203,447  $      (216,842)
   INCOME AND GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                       271,195       (49,834)        687,574         (882,699)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                       111,478       (43,211)        507,941         (762,919)
 AMERICAN CENTURY INVESTMENTS:
   BALANCED FUND
 Annuity contracts in
   accumulation                        22,444        (5,018)         33,376          (37,076)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                       150,435       (18,645)        396,240         (544,021)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                        12,503        (2,940)         76,362          (87,393)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                     2,525,904    (1,755,560)     13,569,808       (9,720,267)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                       497,897      (348,828)      3,946,936       (3,760,572)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                       635,302      (512,967)      5,796,354       (3,742,612)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                     2,044,322      (274,130)      2,917,363       (3,845,864)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                     3,600,254      (366,196)      4,922,917       (3,959,532)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                       181,926       (71,675)      4,475,166       (4,475,166)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                       202,235       (76,302)      1,092,776       (1,051,581)
   UTILITY FUND II
 Annuity contracts in
   accumulation                       617,213      (246,308)      2,788,536       (2,719,621)
 FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       365,888       (85,115)        839,907         (948,369)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     1,228,425      (429,144)     10,192,812      (12,021,320)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     3,071,970      (654,572)     15,560,492      (16,401,097)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     2,636,704      (472,628)      8,574,632      (12,012,964)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  $    (13,395)  $    (50,005) $    (111,209) $       (61,204) $     (48,544)
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (195,125)      (143,089)      (843,634)        (700,545)      (674,309)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      (254,978)      (709,344)    (1,190,575)        (481,231)      (667,942)
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        (3,700)        (6,321)       (38,397)         (32,076)       (18,350)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      (147,781)         9,200       (501,161)        (510,361)      (526,352)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (11,031)       (19,107)       (37,993)         (18,886)       (20,354)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     3,849,541     19,350,725      7,407,210      (11,943,515)    (7,323,630)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       186,364      2,170,245     (1,631,901)      (3,802,146)    (3,466,713)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     2,053,742     10,932,979     (2,082,946)     (13,015,925)   (10,839,848)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                      (928,501)    (4,105,106)    (4,931,508)        (826,402)        15,289
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       963,385      6,930,731     (7,296,880)     (14,227,611)   (10,030,168)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                             0              0              0                0        110,251
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                        41,195        157,442        268,048          110,606        277,734
  UTILITY FUND II
Annuity contracts in
  accumulation                        68,915       (366,899)    (3,609,087)      (3,242,188)    (2,802,368)
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (108,462)      (100,921)      (638,718)        (537,797)      (365,486)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (1,828,508)      (541,143)    (4,576,732)      (4,035,589)    (5,064,816)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (840,605)     3,187,493     (1,781,481)      (4,968,974)    (3,392,181)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (3,438,332)    (3,554,670)   (10,124,227)      (6,569,557)    (7,843,813)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  $  1,621,510  $   (150,218) $    5,093,723  $    (6,817,533)
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       454,905      (507,580)     39,924,214      (45,675,032)
   INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                        52,049       (13,168)        121,006         (117,530)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       494,586       (47,327)        801,807       (1,035,916)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                             0      (234,019)     32,890,222      (48,159,912)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       544,771      (293,260)      5,032,711       (5,385,807)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       337,268       (75,676)      1,548,498       (1,486,767)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                        66,500      (351,508)     23,482,949      (31,548,089)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       301,740      (906,339)     37,853,769      (47,940,773)
 MFS-REGISTERED TRADEMARK- SERIES FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                        19,152        (7,008)        423,713         (406,700)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                       968,248      (258,265)      3,561,651       (3,509,348)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                     1,180,856       (94,528)     30,495,243      (37,137,322)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                       505,342       (56,117)      4,140,240       (4,579,690)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                        57,897      (139,429)      2,557,287       (2,931,646)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                       217,584       (50,682)      1,527,948       (1,548,525)
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                        82,101        (5,202)         82,383         (126,925)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                             0        (8,609)        119,035         (128,436)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $ (1,723,810)  $ (1,330,609) $  (2,811,187) $    (1,480,578) $  (1,733,096)
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (5,750,818)    (1,604,310)    (1,060,647)         543,663     (5,259,830)
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                         3,476         35,195         56,225           21,030         63,387
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (234,109)      (137,265)    (1,237,354)      (1,100,089)      (886,939)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (15,269,690)    (6,177,025)      (299,760)       5,877,265     (9,626,444)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                      (353,096)      (180,796)    (1,493,896)      (1,313,100)    (1,414,685)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        61,731         51,038         29,344          (21,694)       301,629
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    (8,065,140)    (3,851,667)    (3,845,945)           5,722     (8,344,426)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (10,087,004)    (7,383,229)   (15,781,649)      (8,398,420)   (19,090,023)
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                        17,013         17,031          2,600          (14,431)        14,726
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        52,303      1,063,001        117,511         (945,490)      (183,204)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                    (6,642,079)    (2,171,336)       159,978        2,331,314     (3,224,437)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                      (439,450)       111,756       (376,981)        (488,737)      (478,962)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                      (374,359)      (642,539)    (1,459,571)        (817,032)    (1,272,923)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       (20,577)        22,961         19,496           (3,465)       142,860
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                       (44,542)       (42,093)      (130,117)         (88,024)       (55,667)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                        (9,401)        59,873        (47,377)        (107,250)      (125,260)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                  $  1,457,886  $   (116,139) $    4,653,622  $    (6,390,311)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     1,710,294      (356,643)     46,429,855      (62,364,833)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     3,362,741      (213,912)      3,995,619       (6,001,878)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                       373,387       (19,761)        560,062         (705,173)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     4,552,477      (385,660)      9,658,311      (12,365,371)
 TOTAL VARIABLE ANNUITY ACCOUNT
   I                             $ 41,088,626  $(11,184,034) $  591,763,235  $  (676,686,708)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                  $ (1,736,689)  $   (966,252) $  (3,348,288) $    (2,382,036) $  (2,776,978)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (15,934,978)    (5,105,040)       359,845        5,464,885     (9,116,442)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (2,006,259)    (1,735,142)    (7,099,424)      (5,364,282)    (4,221,712)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      (145,111)        25,966       (659,375)        (685,341)      (476,826)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (2,707,060)    (1,018,807)    (6,598,298)      (5,579,491)    (4,119,734)
TOTAL VARIABLE ANNUITY ACCOUNT
  I                             $(84,923,473)  $ (3,669,833) $ (82,781,440) $   (79,111,607) $(134,130,488)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001
                                                                       Net                 Net
                                                      Net           Change in      Increase (Decrease)           Net Assets
                                      Net           Realized        Unrealized        in Net Assets              ----------
                                  Investment      Gain (Loss)      Gain (Loss)          from Unit         Beginning         End
                                 Income (Loss)   on Investments   on Investments      Transactions         of Year        of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $     2,781     $    (28,736)    $   (132,748)      $   (246,395)      $  1,318,769   $    913,671
AETNA BALANCED VP
Annuity contracts in
  accumulation                        431,458         (325,627)        (504,543)         2,210,903          7,929,788      9,692,929
Annuity contracts in payment
  period                                                                                                       12,563         61,613
AETNA BOND VP
Annuity contracts in
  accumulation                        455,270          306,101         (204,722)         2,784,679          6,978,392     10,330,244
Annuity contracts in payment
  period                                                                                                       54,435         43,911
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         10,240          (20,804)         (60,912)           (54,460)           800,740        674,804
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                       (152,008)      (6,940,119)       2,419,603         (2,127,283)        23,792,130     17,061,229
Annuity contracts in payment
  period                                                                                                      202,386        133,480
AETNA GROWTH VP
Annuity contracts in
  accumulation                        499,617       (1,913,936)        (105,085)        (1,704,322)         6,806,404      3,512,152
Annuity contracts in payment
  period                                                                                                       55,190        125,716
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                        395,791       (2,383,011)        (243,263)         1,670,708         11,879,320     11,286,397
Annuity contracts in payment
  period                                                                                                      156,135        189,283
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                          1,463              (12)             719             36,566                  0         38,736
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                          1,400              (15)            (298)            30,508                  0         31,595
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         (5,894)        (276,677)         139,001           (149,455)           676,029        383,004
AETNA LEGACY VP
Annuity contracts in
  accumulation                         42,778         (105,035)          19,859            509,691          1,473,659      1,978,206
Annuity contracts in payment
  period                                                                                                      107,372         70,118
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        922,268          (60,725)         (78,503)         6,940,132         29,041,019     36,760,625
Annuity contracts in payment
  period                                                                                                            0          3,566
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        170,112         (198,726)         115,344            807,577          7,811,759      8,643,886
Annuity contracts in payment
  period                                                                                                      340,541        402,721
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         (8,803)        (307,636)          98,632            714,957            237,928        735,078
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                        273,511         (572,659)        (768,093)           965,394          6,819,785      6,717,938

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    $       255     $         (5)    $       (587)      $      3,149       $        738   $      3,550
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         (6,940)         (19,808)         (62,211)         1,368,108              1,422      1,273,777
Annuity contracts in payment
  period                                                                                                            0          6,794
  GROWTH FUND
Annuity contracts in
  accumulation                         (8,187)         (52,739)        (286,908)         1,670,835            139,540      1,462,541
  VALUE FUND
Annuity contracts in
  accumulation                         20,159           (6,379)         (47,910)         1,288,745              2,234      1,256,849
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         26,055          (13,395)         (61,204)          (175,509)         1,537,588      1,313,535
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        221,361         (195,125)        (700,545)          (635,886)         4,314,521      3,004,326
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                         68,267         (254,978)        (481,231)          (464,730)         3,803,432      2,670,760
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                         17,426           (3,700)         (32,076)           (28,358)           382,959        336,251
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                        131,790         (147,781)        (510,361)          (377,285)         1,882,355        978,718
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                          9,563          (11,031)         (18,886)            22,955            219,625        222,226
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                        770,344        3,849,541      (11,943,515)        (9,718,691)       134,492,475    117,489,907
Annuity contracts in payment
  period                                                                                                      303,672        263,919
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                        149,069          186,364       (3,802,146)        (1,891,633)        28,140,360     22,760,751
Annuity contracts in payment
  period                                                                                                      117,161        138,424
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                        122,335        2,053,742      (13,015,925)        (4,303,637)        47,247,905     32,104,420
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                      1,770,192         (928,501)        (826,402)        (2,048,312)        19,977,718     17,950,549
Annuity contracts in payment
  period                                                                                                       10,738          4,884
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                      3,234,058          963,385      (14,227,611)        (4,250,179)        34,698,955     20,405,682
Annuity contracts in payment
  period                                                                                                       41,603         54,529

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                    $   110,251     $          0     $          0       $    906,033       $  4,158,587   $  5,174,871
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                        125,933           41,195          110,606            264,233          5,207,916      5,749,883
  UTILITY FUND II
Annuity contracts in
  accumulation                        370,905           68,915       (3,242,188)        (2,280,808)        20,018,964     14,916,611
Annuity contracts in payment
  period                                                                                                       57,532         76,709
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      1,471,292       (1,723,810)      (1,480,578)         1,207,737          6,672,122      6,146,763
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        (52,675)      (5,750,818)         543,663         (5,442,870)        38,834,432     28,131,732
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        280,773         (108,462)        (537,797)        (3,159,323)        49,034,119     45,509,310
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        799,281       (1,828,508)      (4,035,589)        (2,887,795)        39,716,502     31,763,891
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      2,417,398         (840,605)      (4,968,974)           678,108         10,693,525      7,979,452
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                         38,881            3,476           21,030        (11,605,061)        44,132,683     32,591,009
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        447,259         (234,109)      (1,100,089)           842,489            963,273        918,823
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      2,164,076       (3,438,332)      (6,569,557)         6,509,578          4,168,293      2,834,058
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (234,019)     (15,269,690)       5,877,265         (2,622,177)        25,895,213     13,646,592
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        251,511         (353,096)      (1,313,100)        (2,188,863)        23,239,919     19,636,371
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        261,592           61,731          (21,694)         2,311,603          4,665,808      7,279,040
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (285,008)      (8,065,140)           5,722         (3,483,471)        30,862,182     19,061,924
Annuity contracts in payment
  period                                                                                                      152,310        124,671
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (604,599)     (10,087,004)      (8,398,420)       (10,299,668)        83,851,167     54,487,817
Annuity contracts in payment
  period                                                                                                      170,493        144,152

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                    $    12,144     $     17,013     $    (14,431)      $   (106,504)      $    651,221   $    559,443
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        709,983           52,303         (945,490)         3,462,087         16,786,736     20,065,619
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      1,086,328       (6,642,079)       2,331,314           (949,420)         9,743,110      5,569,253
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                        449,225         (439,450)        (488,737)          (352,935)         6,286,564      5,454,667
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                        (81,532)        (374,359)        (817,032)        (1,297,756)        11,851,023      9,280,344
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                        166,902          (20,577)          (3,465)           515,411          3,479,334      4,131,410
Annuity contracts in payment
  period                                                                                                            0          6,195
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                         76,899          (44,542)         (88,024)           (77,181)           446,071        313,223
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                         (8,609)          (9,401)        (107,250)          (110,425)           742,126        506,441
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      1,341,747       (1,736,689)      (2,382,036)        (3,120,381)        11,650,204      5,774,725
Annuity contracts in payment
  period                                                                                                       64,097         42,217
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      1,353,651      (15,934,978)       5,464,885         (3,466,847)        32,913,152     20,332,384
Annuity contracts in payment
  period                                                                                                        8,145          5,624
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      3,148,829       (2,006,259)      (5,364,282)        (2,459,787)        19,399,098     12,717,599
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                        353,626         (145,111)        (685,341)           329,773          1,578,267      1,443,377
Annuity contracts in payment
  period                                                                                                       24,637         12,474
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      4,166,817       (2,707,060)      (5,579,491)        (3,812,503)        33,308,638     25,360,152
Annuity contracts in payment
  period                                                                                                       70,160         86,409
TOTAL VARIABLE ANNUITY
  ACCOUNT I                       $29,904,592     $(84,923,473)    $(79,111,607)      $(49,847,951)      $925,306,968   $741,328,529

                  (1)   - Effective May 1, 2001, Lexington Emerging Markets Fund's
                        name changed to Pilgrim Emerging Markets Fund.
                  (2)   - Effective May 1, 2001, Lexington Natural Resources Trust's
                        name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $    (2,783)   $        483   $      (23,030)     $   (126,249)     $    1,470,348  $   1,318,769
AETNA BALANCED VP
Annuity contracts in
  accumulation                    1,008,543        (344,523)        (819,876)         (582,669)          8,680,876      7,929,788
Annuity contracts in payment
  period                                                                                                         0         12,563
AETNA BOND VP
Annuity contracts in
  accumulation                      293,076        (348,219)         616,274        (2,522,617)          8,994,313      6,978,392
Annuity contracts in payment
  period                                                                                                         0         54,435
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                        4,115          12,367          (21,077)           25,340             779,995        800,740
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                    2,675,863      (5,592,944)        (566,077)       (3,853,436)         31,151,698     23,792,130
Annuity contracts in payment
  period                                                                                                   179,412        202,386
AETNA GROWTH VP
Annuity contracts in
  accumulation                       15,174         519,262       (1,776,547)        3,037,994           5,009,118      6,806,404
Annuity contracts in payment
  period                                                                                                    56,593         55,190
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    1,435,389           3,800       (3,088,714)       (1,832,712)         15,517,692     11,879,320
Annuity contracts in payment
  period                                                                                                         0        156,135
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      104,905        (160,867)        (179,075)          688,552             222,514        676,029
AETNA LEGACY VP
Annuity contracts in
  accumulation                       11,305          15,398           33,040          (315,006)          1,694,193      1,473,659
Annuity contracts in payment
  period                                                                                                   142,101        107,372
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    1,010,288         572,624          (74,831)       (9,054,238)         36,587,176     29,041,019
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (695)         11,052            8,166           (83,936)             65,413              0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                      315,096        (702,271)        (510,499)        5,646,085           3,403,889      7,811,759
Annuity contracts in payment
  period                                                                                                         0        340,541
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                       (3,227)       (225,769)         (83,453)          550,377                   0        237,928
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      650,782         (87,605)        (215,059)        2,579,752           3,891,915      6,819,785
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                            0               0                0               738                   0            738
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                           15               0              (33)            1,440                   0          1,422

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  GROWTH FUND
Annuity contracts in
  accumulation                  $        25    $         (6)  $       (1,749)     $    141,270      $            0  $     139,540
  VALUE FUND
Annuity contracts in
  accumulation                           25               0              (47)            2,256                   0          2,234
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      122,338         411,470         (598,236)          (77,236)          1,679,252      1,537,588
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      966,916         923,513       (1,994,256)         (459,153)          4,877,501      4,314,521
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      420,020       2,294,868       (4,064,300)         (536,911)          5,689,755      3,803,432
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                       11,810         (12,201)         (15,970)          (41,895)            441,215        382,959
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       14,268         695,215       (1,144,670)         (199,883)          2,517,425      1,882,355
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        6,820          12,166          (27,160)          (80,089)            307,888        219,625
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    3,309,039       6,146,559       (8,526,109)      (12,911,028)        146,474,824    134,492,475
Annuity contracts in payment
  period                                                                                                   302,862        303,672
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (122,513)        833,474       (4,743,136)          174,107          32,004,404     28,140,360
Annuity contracts in payment
  period                                                                                                   111,185        117,161
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    3,718,062       3,336,553      (19,840,914)           11,154          60,023,050     47,247,905
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    1,945,735        (923,671)      (3,461,677)       (4,680,894)         27,090,172     19,977,718
Annuity contracts in payment
  period                                                                                                    18,791         10,738
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    6,676,683       1,932,278      (19,594,570)       (1,782,766)         47,471,626     34,698,955
Annuity contracts in payment
  period                                                                                                    37,307         41,603
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      196,646               0                0        (1,236,864)          5,198,805      4,158,587
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      215,903          71,507          176,327        (1,140,228)          5,884,407      5,207,916
  UTILITY FUND II
Annuity contracts in
  accumulation                      846,109         719,822       (3,877,125)       (2,273,383)         24,581,727     20,018,964
Annuity contracts in payment
  period                                                                                                    79,346         57,532

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $   715,082    $   (315,254)  $     (790,485)     $ (1,081,065)     $    8,143,844  $   6,672,122
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,552,005       5,472,492      (14,569,630)       (6,384,570)         48,764,135     38,834,432
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    3,404,618      (2,481,757)       2,051,803        (5,360,548)         51,420,003     49,034,119
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,108,829       8,454,761      (19,092,430)       (7,087,903)         52,333,245     39,716,502
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      911,774      (4,159,646)        (280,910)       (2,689,351)         16,911,658     10,693,525
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       65,518       5,794,838      (11,130,617)       (7,389,032)         56,791,976     44,132,683
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       51,642           4,235           31,426          (106,982)            982,952        963,273
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      454,952         (32,128)      (1,494,562)         (146,593)          5,386,624      4,168,293
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    3,680,454       3,848,860      (19,532,448)       (1,125,687)         39,024,034     25,895,213
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,460,575       3,537,469       (6,874,078)       (2,469,969)         26,585,922     23,239,919
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                      196,208        (298,975)         318,577          (336,152)          4,786,150      4,665,808
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,536,675       2,526,600      (11,055,117)         (420,241)         37,367,199     30,862,182
Annuity contracts in payment
  period                                                                                                    59,376        152,310
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    7,164,081      29,712,483      (53,948,278)      (10,055,809)        111,093,250     83,851,167
Annuity contracts in payment
  period                                                                                                    55,933        170,493
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (10,446)        (47,146)        (280,786)         (102,897)            887,346        446,071
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                       (6,908)        (81,522)         194,672           (58,644)            694,528        742,126
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                      502,358         (31,340)          32,899          (242,180)            389,484        651,221
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                       12,536         856,613          657,739          (187,654)         15,447,502     16,786,736

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                  $   217,217    $  1,615,880   $   (3,836,268)     $  3,990,705      $    7,755,576  $   9,743,110
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                      771,428         (17,338)        (915,833)        3,532,125           2,916,182      6,286,564
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                      536,368         910,433       (2,806,005)         (296,327)         13,506,554     11,851,023
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                      270,160        (313,190)          86,918          (816,216)          4,251,662      3,479,334
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                    2,110,184         877,895       (4,281,270)        1,552,562          11,377,949     11,650,204
Annuity contracts in payment
  period                                                                                                    76,981         64,097
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                     (155,133)      4,356,428      (19,008,474)       (3,736,273)         51,452,372     32,913,152
Annuity contracts in payment
  period                                                                                                    12,377          8,145
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    1,327,501       5,442,757       (7,961,622)       (1,816,051)         22,406,513     19,399,098
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      182,658        (453,827)        (167,850)         (189,041)          2,190,372      1,578,267
Annuity contracts in payment
  period                                                                                                    40,592         24,637
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    2,657,638       8,139,177      (11,448,982)        1,341,408          32,676,922     33,308,638
Annuity contracts in payment
  period                                                                                                    12,635         70,160
TOTAL VARIABLE ANNUITY
  ACCOUNT I                     $66,563,706    $ 83,433,133   $ (260,515,994)     $(72,614,513)     $1,108,440,636  $ 925,306,968

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Insurance Company of
America Variable Annuity Account I and the Board of
Directors and Shareholder of Aetna Insurance Company of
America:

We have audited the accompanying statement of assets and liabilities of the fifty-nine funds of Aetna Insurance Company of America Variable Annuity
Account I (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 14, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the fifty-nine funds of Aetna Insurance Company of America Variable Annuity Account I, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

                        ING INSURANCE COMPANY OF AMERICA

     (FORMERLY KNOWN AS AETNA INSURANCE COMPANY OF AMERICA, A WHOLLY OWNED
             SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                         INDEX TO FINANCIAL STATEMENTS

                                                                         Page
                                                                         ----

 Report of Independent Auditors........................................   F-2

 Financial Statements:

     Statements of Income for the Year ended December 31, 2001, One
        Month Ended December 31, 2000, the Eleven Months Ended
        November 30, 2000 and for the Year Ended December 31, 1999.....   F-4

     Balance Sheets as of December 31, 2001 and 2000...................   F-5

     Statements of Changes in Shareholder's Equity for the Year ended
        December 31, 2001, One Month Ended December 31, 2000, the
        Eleven Months Ended November 30, 2000 and for the Year Ended
        December 31, 1999..............................................   F-6

     Statements of Cash Flows for the Year ended December 31, 2001, One
        Month Ended December 31, 2000, the Eleven Months Ended
        November 30, 2000 and for the Year Ended December 31, 1999.....   F-7

     Notes to Financial Statements.....................................   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheet of ING Insurance Company of America (formerly Aetna Insurance Company of America and hereafter referred to as the Company) as of December 31, 2001, and the related statements of income, changes in shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America at December 31, 2001, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                         /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
ING Insurance Company of America:

We have audited the accompanying balance sheet of ING Insurance Company of America, formerly known as Aetna Insurance Company of America, as of December 31, 2000, and the related statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 2000, and the results of its operations and its cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                              /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                              STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year ended        ended          ended       Year ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenues:
  Charges assessed against
    policyholders                   $13.4           $1.2          $16.5           $15.5
  Net investment income               9.9            1.0           10.2            10.9
  Net realized capital gains
    (losses)                          0.9             --           (0.8)           (0.3)
  Other income                        1.2            0.2            1.3             1.5
                                    -----           ----          -----           -----
      Total revenue                  25.4            2.4           27.2            27.6
                                    -----           ----          -----           -----
Benefits and expenses:
  Current and future benefits         7.2            0.6            6.8             8.0
  Operating expenses:
    Salaries and related
      benefits                        0.2            0.2            1.1             2.4
    Other                             2.0            0.3            3.6             4.5
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                          4.8            0.4            5.3             4.6
  Amortization of goodwill            2.6             --             --              --
                                    -----           ----          -----           -----
      Total benefits and
        expenses                     16.8            1.5           16.8            19.5
                                    -----           ----          -----           -----
Income before income taxes            8.6            0.9           10.4             8.1
Income taxes                          3.7            0.3            2.6             2.7
                                    -----           ----          -----           -----
Net income                          $ 4.9           $0.6          $ 7.8           $ 5.4
                                    =====           ====          =====           =====

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities, available for sale,
    at fair value
    (amortized cost: $120.2 and $125.8)      $  124.4         $  126.5
  Equity securities, at fair value:
    Nonredeemable preferred stock
      (amortized cost: $1.1)                       --              1.0
    Short-term investments                         --              0.4
  Securities pledged to creditors
    (amortized cost: $7.8 and $8.0)               7.8              8.1
Cash and cash equivalents                          --              9.1
Short-term investments under securities
  loan agreement                                  9.9              8.4
Deferred policy acquisition costs                 0.8               --
Value of business acquired                       46.5             58.7
Accrued investment income                         2.0              1.7
Premiums due and other receivables               19.4              4.7
Goodwill                                        101.8             98.9
Other assets                                      2.1              1.1
Separate Accounts assets                        821.3          1,007.8
                                             --------         --------
        Total assets                         $1,136.0         $1,326.4
                                             ========         ========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Policyholders' funds left with the
    Company                                  $   95.6         $  110.3
  Payables under securities loan
    agreement                                     9.9              8.4
  Cash overdrafts                                 0.6               --
  Other liabilities                               6.0              3.7
  Due to parent and affiliates                    3.5              3.8
  Income taxes:
    Current                                       1.5               --
    Deferred                                      7.4              7.8
    Separate Accounts liabilities               821.3          1,007.8
                                             --------         --------
        Total liabilities                       945.8          1,141.8
                                             --------         --------
  Shareholder's equity:
    Common capital stock, par value $100
      (35,000 shares authorized, 25,500
      issued and outstanding)                     2.5              2.5
    Paid-in capital                             180.9            181.3
    Accumulated other comprehensive
      income                                      1.3              0.2
    Retained earnings                             5.5              0.6
                                             --------         --------
        Total shareholder's equity              190.2            184.6
                                             --------         --------
          Total liabilities and
            shareholder's equity             $1,136.0         $1,326.4
                                             ========         ========

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year ended        ended          ended       Year ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period              $184.6          $183.5         $ 73.4          $70.8

Comprehensive income:
  Net income                          4.9             0.6            7.8            5.4
  Other comprehensive income,
    net of tax:
      Unrealized gains
      (losses) on securities
      ($1.7 million,
      $0.8 million,
      $2.0 million and
      ($4.3) million, pretax)         1.1             0.5            1.3           (2.8)
                                   ------          ------         ------          -----
Total comprehensive income            6.0             1.1            9.1            2.6
                                   ------          ------         ------          -----

Return of capital                    (0.4)             --             --             --

Adjustment for purchase
  accounting                           --              --          101.0             --

Common stock issued                    --              --            2.4             --

Dividends paid to parent               --              --           (2.4)            --
                                   ------          ------         ------          -----

Shareholder's equity, end of
  period                           $190.2          $184.6         $183.5          $73.4
                                   ======          ======         ======          =====

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year ended          ended           ended        Year ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                          $  4.9            $ 0.6          $   7.8         $  5.4
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization of discount
    on debt securities                  --               --             (0.2)          (0.1)
  Net realized capital (gains)
    losses                            (0.9)              --              0.8            0.3
  Changes in assets and
    liabilities:
    (Increase) decrease in
      accrued investment
      income                          (0.4)             0.2              0.1            0.1
    Decrease in deferred
      policy acquisition costs
      and value of business
      acquired                         3.8              0.1              3.3            1.1
    Goodwill amortization, net
      of adjustments                   2.6               --               --             --
    Net change in amounts due
      to/from parent and
      affiliates                      (0.3)             0.9              2.4           (0.4)
    Net change in other assets
      and liabilities                  1.3             (0.1)             1.3          (10.1)
    Increase in income taxes           3.1               --              2.4            4.0
                                    ------            -----          -------         ------
Net cash provided by operating
  activities                          14.1              1.7             17.9            0.3
                                    ------            -----          -------         ------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
      for sale                        67.6               --            148.3           34.2
    Equity securities                   --               --               --            2.1
    Short-term investments             2.8               --              0.1             --
  Investment maturities and
    repayments of:
    Debt securites available
      for sale                        12.1              0.2              6.0           17.9
  Cost of investment purchases
    in:
    Debt securities available
      for sale                       (71.3)            (0.2)          (154.1)         (47.6)
    Short-term investments              --               --             (2.8)            --
                                    ------            -----          -------         ------
  Net cash provided by (used
    for) investing activities         11.2               --             (2.5)           6.6
                                    ------            -----          -------         ------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                          6.3              0.5              7.4           12.8
  Withdrawal of investment
    contracts                        (29.7)            (2.5)           (39.3)         (19.0)
  Return of Capital                   (0.4)              --               --             --
  Proceeds from issuance of
    common stock                        --               --              2.4             --
  Dividends paid to parent              --               --             (2.4)            --
  Other, net                         (11.2)            (0.2)             3.2            5.7
                                    ------            -----          -------         ------
Net cash used for financing
  activities                         (35.0)            (2.2)           (28.7)          (0.5)
                                    ------            -----          -------         ------
Net decrease in cash and cash
  equivalents                         (9.7)            (0.5)           (13.3)           6.4
Cash and cash equivalents,
  beginning of period                  9.1              9.6             22.9           16.5
                                    ------            -----          -------         ------
Cash and cash equivalents, end
  of period                         $ (0.6)           $ 9.1          $   9.6         $ 22.9
                                    ======            =====          =======         ======
Supplemental cash flow
  information:
Income taxes paid (received),
  net                               $  0.3            $ 0.3          $   0.2         $ (1.3)
                                    ======            =====          =======         ======

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Insurance Company of America ("IICA", or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly-owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"), whose ultimate parent is ING Groep N.V. ("ING").

    The Company has one operating segment and all revenue reported by the Company comes from external customers.

    BASIS OF PRESENTATION

    These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Statements of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. Additionally, the Company established goodwill of $98.9 million. Goodwill was being amortized over a period of 40 years (refer to "Future Accounting Standard" within Note 1).

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company, after giving further consideration to certain exposures in the general marketplace, determined that a reduction of its investment portfolio carrying value was warranted; and

    The Company adjusted its reserves for policyholder funds left with the company in order to conform its accounting policies with those of ING.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $9.4 million, a net decrease to liabilities of $3.9 million, and a net increase to the Company's goodwill of $5.5 million.

    Unaudited pro forma consolidated net income for the period from the January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million and $2.9 million, respectively. The pro forma adjustments, which do not affect revenues, primarily reflect goodwill amortization.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks subject to, among other things, principal and interest guarantees. Realized capital gains and losses on sales of, and unrealized capital gains and losses on, investments supporting these products are reflected in policyholder's funds left with the Company.

    Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods.

    Short-term investments, consisting of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors," which includes the following:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   December 31, 2001 (Millions)      Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $7.8        $ --        $ --     $7.8
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   December 31, 2000 (Millions)      Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Debt securities                   $5.7        $0.1        $ --     $5.8
   Short-term investments             2.3          --          --      2.3
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $8.0        $0.1        $ --     $8.1
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    At December 31, 2001, securities pledged to creditors consisted entirely of debt securities.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years.

    The Company will adopt FAS 142, Accounting for Goodwill and Intangible Assets, for 2002 and will change its method of accounting for goodwill accordingly. Refer to "Future Accounting Standard" within Note 1 for related information regarding accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

   (Millions)
   --------------------------------------------------------
   Balance at December 31, 2000                        $58.7
   Adjustment of allocation of purchase price          (7.6)
   Additions                                            0.2
   Interest accrued at 7%                               3.3
   Amortization                                        (8.1)
   --------------------------------------------------------
   Balance at December 31, 2001                        $46.5
   --------------------------------------------------------
   --------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $8.0 million, $6.7 million, $6.6 million, $5.4 million and $3.9 million for the years 2002, 2003, 2004,

    2005, and 2006 respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    RESERVES

    Reserves for limited payment contracts (i.e., annuities with life contingent payout) are computed on the basis of assumed investment yield and mortality, including a margin for adverse deviation which is assumed to provide for expenses. The assumptions vary by plan, year of issue and policy duration.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.60% to 9.00% for 2001 and from 3.80% to 8.00% for 2000 and 1999), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected unaffiliated mutual funds.

    Separate Accounts assets are carried at fair value. At December 31, 2001 unrealized gains of $1.1 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. The amounts in 2000 were immaterial.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 14.00% in 2001 and 3.80% to 14.00% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    TAXES

    The Company files a consolidated federal income tax return with its parent, ILIAC. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Debt securities available-for-sale at December 31, 2001 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 13.5       $0.3        $ --      $ 13.8

   U.S. corporate securities:
       Public utilities                2.4        0.1          --         2.5
       Other corporate                83.0        2.6         0.1        85.5
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     85.4        2.7         0.1        88.0
   ---------------------------------------------------------------------------
   Mortgage-backed securities         13.9        0.6          --        14.5
   ---------------------------------------------------------------------------
   Other asset-backed securities      15.2        0.7          --        15.9
   ---------------------------------------------------------------------------
   Total debt securities,
     including debt Securities
     pledged to creditors            128.0        4.3         0.1       132.2
   ---------------------------------------------------------------------------
   Less: debt securities pledged
     to creditors                      7.8         --          --         7.8
   ---------------------------------------------------------------------------
   Debt securities                  $120.2       $4.3        $0.1      $124.4
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

    Debt securities available-for-sale at December 31, 2000 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 14.4       $0.4        $ --      $ 14.8

   U.S. corporate securities:
       Public utilities                3.8         --         0.1         3.7
       Other corporate                71.0        1.2         1.5        70.7
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     74.8        1.2         1.6        74.4
   ---------------------------------------------------------------------------
   Foreign securities:
       Government                      1.0        0.1          --         1.1
   ---------------------------------------------------------------------------
     Total foreign securities          1.0        0.1          --         1.1
   ---------------------------------------------------------------------------
   Mortgage-backed securities         30.7        0.6         0.1        31.2
   ---------------------------------------------------------------------------
   Other asset-backed securities      10.6        0.2          --        10.8
   ---------------------------------------------------------------------------
   Total debt securities,
     including debt Securities
     pledged to creditors            131.5        2.5         1.7       132.3
   ---------------------------------------------------------------------------
   Less: debt securities pledged
     to creditors                      5.7        0.1          --         5.8
   ---------------------------------------------------------------------------
   Debt securities                  $125.8       $2.4        $1.7      $126.5
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

    As of December 31, 2001 and 2000, net unrealized appreciation (depreciation) of $4.2 million and $0.8 million, respectively, on available-for-sale debt securities pledged to creditors included $3.9 million and $(4.5) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                             Amortized   Fair
   (Millions)                                  Cost      Value
   ------------------------------------------------------------
   Due to mature:
     One year or less                         $  9.5    $  9.7
     After one year through five years          30.5      31.6
     After five years through ten years         39.8      40.6
     After ten years                            19.1      19.9
     Mortgage-backed securities                 13.9      14.5
     Other asset-backed securities              15.2      15.9
     Less: debt securities pledged to
       creditors                                 7.8       7.8
   ------------------------------------------------------------
     Debt securities                          $120.2    $124.4
   ------------------------------------------------------------
   ------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities carried at fair values of $5.8 million and $5.7 million, respectively, were on deposit as required by various state regulatory agencies.

    Investments in equity securities available for sale as of December 31, were as follows:

   (Millions)                                          2000
   ---------------------------------------------------------
   Cost                                                $ 1.1
   Gross unrealized losses                              (0.1)
   ---------------------------------------------------------
   Fair value                                          $ 1.0
   ---------------------------------------------------------
   ---------------------------------------------------------

    There were no investments in equity securities at December 31, 2001.

    The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of the Company's investment contract liabilities at December 31, 2001 and 2000 were as follows:

                                         2001              2000
                                   ----------------  ----------------
                                   Carrying   Fair   Carrying   Fair
   (Millions)                       Value    Value    Value    Value
   ------------------------------------------------------------------
   Investment contract
     liabilities:
     With a fixed maturity          $ 1.6    $ 1.7    $  1.0   $  1.1
     Without a fixed maturity       $94.0    $92.2    $109.3   $106.2
   ------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than hat determined to be payable.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    The Company did not have any transactions in off-balance-sheet or other financial instruments in 2001 or 2000.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                      $ 8.9            $0.8            $ 8.3           $ 9.4
   Nonredeemable preferred stock           --              --              0.1             0.1
   Cash equivalents                       0.5             0.1              0.9             0.7
   Short-term investments                  --              --              0.1              --
   Other                                  1.0             0.1              0.9             0.8
   ------------------------------------------------------------------------------------------------
   Gross investment income               10.4             1.0             10.3            11.0
   Less: investment expenses              0.5              --              0.1             0.1
   ------------------------------------------------------------------------------------------------
   Net investment income                $ 9.9            $1.0            $10.2           $10.9
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $7.3 million for the year-ended December 31, 2001, $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $8.6 million for the year-ended December 31, 1999, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to ILIAC by the Company must be approved in advance by the Insurance Commissioner of the State of Florida. Prior to January 5, 2000 the Company was domiciled in the State of Connecticut.

    For the years-ended December 31, 2001 and 1999 the Company did not pay any dividends to ILIAC. For the year-ended December 31, 2000, the Company paid a dividend to ILIAC of $2.4 million relating to the Florida redomestication. In order to comply with Florida state law, the par value of the Company's common stock was changed from $2,000 per share to $100 per share at the time of redomestication. The Company also amended its articles of incorporation and authorized additional shares of capital stock, which were purchased by its parent. This transaction had no effect on the value of the Company's common capital stock or total shareholder's equity.

    The Insurance Departments of the State of Florida and the State of Connecticut recognize as net income and capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the respective Departments, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $1.1 million, $5.7 million, and $(0.1) million for the years-ended December 31, 2001, 2000 and 1999, respectively. Statutory capital and surplus was $59.7 million and $57.3 million as of December 31, 2001 and 2000, respectively.

    The Company has entered into support agreements with ILIAC under which ILIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 2001, 2000, or 1999

    As of December 31, 2001, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ratified by the National Association of Insurance Commissioners and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was an increase of $1.2 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 2001, 2000 and 1999) were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                    $67.6            $ --           $148.3           $34.2
   Gross gains                            0.9              --              0.2             0.2
   Gross losses                            --              --              1.0             0.5
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $1.3 million, $(1.1) million and $(1.1) million, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and losses and an offsetting amount was reflected in policyholders' funds left with the Company for the year-ended December 31, 2001, eleven months ended November 30, 2000 and year-ended December 31, 1999, respectively. The amounts for one month ended December 31, 2000 were immaterial. Net unamortized losses were $(1.1) million, $(1.9) million and $(1.0) million for the year ended December 31, 2001, eleven months ended November 30, 2000 and year-ended December 31, 1999, respectively. Net amortized losses for the one month ended December 31, 2000 were not significant.

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (loss) (i.e., unrealized capital gains and losses on securities including securities pledged to creditors), were as follows:

   (Millions)                           2001  2000  1999
   ------------------------------------------------------
   Debt securities                      $--   $0.3  $(0.3)
   Equity securities                    0.1    --      --
   Other                                1.6   2.5    (4.1)
   ------------------------------------------------------
     Subtotal                           1.7   2.8    (4.4)
   ------------------------------------------------------
   Increase in deferred income taxes
     (see Note 7)                       0.6   1.0    (1.6)
   ------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $1.1  $1.8  $(2.8)
   ------------------------------------------------------
   ------------------------------------------------------

    Net unrealized capital gains allocable to experienced rated contracts of $3.9 million and $0.5 million at December 31, 2001 and 2000, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

   (Millions)                                2001  2000
   -----------------------------------------------------
   Net unrealized capital gains (losses):
     Debt securities                         $0.3  $ 0.3
     Equity securities                        --    (0.1)
     Other                                   1.7     0.1
   -----------------------------------------------------
                                             2.0     0.3
   -----------------------------------------------------
     Less: deferred federal income taxes
       (benefits) (see Note 7)               0.7     0.1
   -----------------------------------------------------
     Net accumulated other comprehensive
       income (loss)                         $1.3  $ 0.2
   -----------------------------------------------------
   -----------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) (excluding those related to experience-rated contractholders) on securities including securities pledged to creditors were as follows:

   (Millions)                           2001  2000   1999
   -------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the period (1)      $1.7  $ 1.2  $(2.9)
   Less: reclassification adjustment
     for gains and other items
     included in net income (2)         0.6    (0.6)  (0.1)
   -------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $1.1  $ 1.8  $(2.8)
   -------------------------------------------------------
   -------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the period were $2.6 million $1.8 million and $(4.5) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $0.9 million, $(1.0) million and $(0.2) million for 2001, 2000 and 1999, respectively.

7.  INCOME TAXES

    The Company files a consolidated federal income tax return with the ILIAC consolidated group. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory rate.

    Income taxes consist of:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
       Federal                          $1.6             $(0.4)          $ 0.6           $(0.3)
       Net realized capital gains
         (losses)                        0.2                --            (0.4)           (0.4)
   ------------------------------------------------------------------------------------------------
     Total current taxes
       (benefits)                        1.8              (0.4)            0.2            (0.7)
   ------------------------------------------------------------------------------------------------
   Deferred taxes:
       Federal                           1.8               0.7             2.3             3.1
       Net realized capital gains        0.1                --             0.1             0.3
   ------------------------------------------------------------------------------------------------
     Total deferred taxes                1.9               0.7             2.4             3.4
   ------------------------------------------------------------------------------------------------
   Total                                $3.7             $ 0.3           $ 2.6           $ 2.7
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income before income taxes           $ 8.6            $0.9            $10.4           $ 8.1
   Tax rate                                35%             35%              35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate            3.0             0.3              3.7             2.8
   Tax effect of:
     Excludable dividends                (0.2)             --             (1.0)           (0.1)
     Goodwill amortization                0.9              --               --              --
     Other, net                            --              --             (0.1)             --
   ------------------------------------------------------------------------------------------------
       Income taxes                     $ 3.7            $0.3            $ 2.6           $ 2.7
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2001   2000
   ------------------------------------------------------
   Deferred tax assets:
     Policyholders' funds left with the
       Company                               $ 7.1  $ 9.6
     Deferred policy acquisition costs         2.5    3.3
     Unrealized gains allocable to
       experience-rated contracts              1.4    0.2
     Guaranty fund assessments                 0.1    0.1
     Other                                      --     --
   ------------------------------------------------------
   Total gross assets                         11.1   13.2
   ------------------------------------------------------
   Deferred tax liabilities:
     Value of business acquired               16.3   20.6
     Net unrealized capital gains              2.1    0.3
     Other                                     0.1    0.1
   ------------------------------------------------------
   Total gross liabilities                    18.5   21.0
   ------------------------------------------------------
   Net deferred tax liability                $ 7.4  $ 7.8
   ------------------------------------------------------
   ------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ILIAC. The benefit plan charges allocated to the Company were not significant for each of the years-ended December 31, 2001, 2000 and 1999.

    As of December 31, 2001, the qualified defined benefit pension plan offered by ILIAC ("Transition Pension Plan") to its employees was merged into the ING Americas Retirement Plan. Accordingly, ILIAC transferred the net plan assets of the Transition Pension Plan to ING North America Insurance Corporation, the new plan sponsor, and recorded this transfer as a reduction of paid-in capital.

9.  RELATED PARTY TRANSACTIONS

    Substantially all of the administrative and support functions of the Company have been and, as of December 31, 2001, still are provided by former Aetna and its affiliates. These administrative and support functions are expected to be substantially moved to ING affiliates during 2002, in conjunction with the purchase of Aetna Inc. by ING AIH. The financial statements of the Company reflect allocated charges, at cost, for these functions based upon measures appropriate for the type and nature of function performed. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $1.1 million and $4.3 million for the years-ended December 31, 2001 and 2000, respectively. The Company capitalized $1.5 million as deferred policy acquisition costs in 2000. The amount capitalized in 2001 was immaterial.

    The Company is compensated by the Separate Accounts for bearing mortality and expense risks and administrative expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranged from 1.00 % to 1.40% for 2001 and from 1.00% to 1.40% and 1.25% to 1.40% for 2000 and 1999 respectively, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $11.2 million, $14.8 million and $13.5 million for the years-ended December 31, 2001, 2000 and 1999, respectively.

    IICA maintains a loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the year-ended December 31, 2001. At December 31, 2001, IICA did not have any outstanding borrowings from ING AIH under this agreement.

    The Company received no capital contributions in 2001, 2000 and 1999.

    Aeltus Investment Management, Inc. ("Aeltus"), an affiliate of the Company, acted as adviser for the Company's general account assets through March 31, 2001. The Company paid Aeltus an annual fee of 0.6% of the average daily net assets under management. The amount of such fees amounted $0.1 million for each of the years-ended December 31, 2000 and 1999. Effective April 1, 2001, this advisory responsibility was transitioned to ING Investment Management, LLC ("IIM"). In 2001, IIM was paid 0.5% of average daily net assets under management. The total amount of general account asset advisory fees paid for the year-ended December 31, 2001 was $0.3 million.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    At December 31, 2001 and 2000, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is not currently involved in any material litigation.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First  Second  Third  Fourth
   ------------------------------------------------------------
   Total Revenue                   $6.7    $6.8   $5.5    $6.4
   ------------------------------------------------------------
   Income before income taxes      $1.5    $2.2   $0.7    $4.2
   Income Taxes                     0.8     0.9    0.1     1.9
   ------------------------------------------------------------
   Net income                      $0.7    $1.3   $0.6    $2.3
   ------------------------------------------------------------
   ------------------------------------------------------------

   2000 (Millions)                 First  Second  Third  Fourth (1)
   ----------------------------------------------------------------
   Total Revenue                   $7.1    $7.0   $8.1      $7.4
   ----------------------------------------------------------------
   Income before income taxes      $2.4    $2.4   $3.6      $2.9
   Income Taxes                     0.8     0.8    0.8       0.5
   ----------------------------------------------------------------
   Net Income                      $1.6    $1.6   $2.8      $2.4
   ----------------------------------------------------------------
   ----------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre acquisition period of the two months ended November 30, 2000 and the post acquisition period of the one month ended December 31, 2000.

33-59749                                               IICA Ed. May 2002

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  - Statement of Assets and Liabilities as of December 31, 2001
                  -   Statement of Operations for the year ended
                      December 31, 2001
                  - Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
                  - Condensed Financial Information for the year ended December 31, 2001
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors
                  Financial Statements of ING Insurance Company of America:
                  -   Report of Independent Auditors
                  - Consolidated Statements of Income for the Year Ended December 31, 2001 and for One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Consolidated Balance Sheets as of December 31, 2001
                      and 2000
                  - Consolidated Statements of Changes in Shareholder's Equity for the Year Ended December 31, 2001 and for One Month Ended December 31, 2000, the Eleven Months Ended
                      November 30, 2000 and for the Year Ended December 31, 1999
                  - Consolidated Statements of Cash Flows for the Year Ended December 31, 2001 and for One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1)      Resolution establishing Variable Annuity Account I(1)
         (2)      Not Applicable
         (3.1)    Selling Agreement(1)
         (3.2)    Principal Underwriting Agreement between Aetna Insurance
                  Company of America and Aetna Investment Services, LLC
                  effective as of November 17, 2000(2)
         (4.1)    Variable Annuity Contract (G-MP2(5/97))(3)
         (4.2)    Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
         (4.3)    Variable Annuity Contract (IMP2(5/97))(3)
         (4.4)    Variable Annuity Contract (G2-CDA-94(IR))(1)
         (4.5)    Variable Annuity Contract (G2-CDA-94(NQ))(1)

         (4.6)    Variable Annuity Contract (G-MP2(5/96))(4)
         (4.7)    Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
         (4.8)    Endorsement (MP2NQEND(4/95))(5)
         (4.9)    Endorsement (MP2NQCERTEND(4/95))(5)
         (4.10)   Endorsement (MP2IREND(4/95))(5)
         (4.11)   Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
                  Certificate MP2CERT(5/96)(3)
         (4.12)   Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
                  Certificate MP2CERT(5/96)(3)
         (4.13)   Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL)
                  and certificate GTCC2-99(TORP)(FL)(6)
         (5)      Variable Annuity Contract Application(1)
         (6.1)    Restated Certificate of Incorporation (amended and restated
                  as of January 1, 2002) of ING Insurance Company of America
                  (formerly Aetna Insurance Company of America)(7)
         (6.2)    By-laws restated as of January 1, 2002 of ING Insurance
                  Company of America (formerly Aetna Insurance Company of
                  America)(7)
         (7)      Not Applicable
         (8.1)    Fund Participation Agreement dated as of May 1, 1998 between
                  Aetna Insurance Company of America, Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna, Income Shares, Aetna Balanced VP,
                  Inc., Aetna GET Fund, on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
         (8.2)    Amendment No. 1 dated as of May 1, 2000 to Fund Participation
                  Agreement dated as of May 1, 1998 between Aetna Insurance
                  Company of America, Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund, on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
         (8.3)    Service Agreement dated May 1, 1998 between Aeltus Investment
                  Management, Inc. and Aetna Insurance Company of America(8)
         (8.4)    First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc.
                  and Aetna Insurance Company of America(8)
         (8.5)    Sample Administrative Service Agreement(9)
         (8.6)    Fund Participation Agreement dated August 30, 1995 among Aetna
                  Insurance Company of America, Alger American Fund and Fred
                  Alger Management, Inc.(9)

         (8.7) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(10)
         (8.8) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(10)
         (8.9) Fund Participation Agreement dated July 1, 1994 by and among Insurance Management Series, Federated Advisers and Aetna Insurance Company of America(11)
         (8.10) Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)
         (8.11) First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(8)
         (8.12) Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)
         (8.13) First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(8)
         (8.14) Service Agreement effective as of November 1, 1995 by and between Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.15) Amendment dated January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.16) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.17) Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(12)
         (8.18) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(12)
         (8.19) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(2)
         (8.20) Letter Agreement dated December 7, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(6)

         (8.21) Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(12)
         (8.22) First Amendment dated August 1, 2000 to Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(2)
         (8.23) Distribution and Shareholder Services Agreement dated as of August 1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of American(2)
         (8.24) Letter Agreement dated October 19, 2001 between Janus and Aetna Insurance Company of America reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(6)
         (8.25) Fund Participation Agreement dated September 1, 1995 among Aetna Insurance Company of America and Lexington Natural Resources Trust and Lexington Management Corporation(9)
         (8.26) Fund Participation Agreement dated September 1, 1995 among Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(9)
         (8.27) Fund Participation Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(13)
         (8.28) First Amendment dated September 3, 1996 to Fund Participation Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(14)
         (8.29) Second Amendment dated as of May 1, 1998 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
         (8.30) Third Amendment effective July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
         (8.31) Fourth Amendment dated as of November 17, 2000 to Participation Agreement entered into on April 30, 1996 and amended on September 3, 1996, May 1, 1998 and July 1, 1999 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(13)
         (8.32) Fund Participation Agreement dated April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc.(4)
         (8.33) Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc.(4)

         (8.34)   Participation Agreement dated as of December 5, 2001 among
                  Portfolio Partners, Inc., Aetna Life Insurance and Annuity
                  Company, Aetna Investment Services, LLC and Aetna Insurance
                  Company of America(6)
         (8.35)   Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio
                  Partners, Inc., Aetna Life Insurance and Annuity Company,
                  Aetna Investment Services, LLC and Aetna Insurance Company of
                  America(6)
         (8.36)   Fund Participation Agreement dated October 9, 1995 among Aetna
                  Insurance Company of America, TCI Portfolios, Inc. and
                  Investors Research Corporation(9)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(4)
         (14.1)   Powers of Attorney(15)
         (14.2)   Certificate of Resolution Authorizing Signatures(1)

1.   Incorporated by reference to Registration Statement on Form N-4 (File
     No. 33-59749), as filed on June 1, 1995.
2.   Incorporated by reference to Post-Effective Amendment No. 2 to
     Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
3.   Incorporated by reference to Post-Effective Amendment No. 6 to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4.   Incorporated by reference to Post-Effective Amendment No. 4 to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on
     April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6.   Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-87131), as filed on April 17, 2002.
7.   Incorporated by reference to ING Insurance Company of America Annual
     Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.
8. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
     April 18, 2000.
9.   Incorporated by reference to Post-Effective Amendment No. 1 to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on
     April 22, 1996.
10.  Incorporated by reference to Post-Effective Amendment No. 7 to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
12.  Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-87131), as filed on September 15, 1999.

13. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
     April 11, 2001.
14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    POSITIONS AND OFFICES WITH DEPOSITOR
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

David Wheat***                                      Chief Accounting Officer

Paula Cludray-Engelke****                           Secretary

Therese M. Squillacote**                            Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is
     151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 14,104 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.      INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who is or was a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section
607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9).
Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.      PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
           Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Therese Squillacote*                                Vice President and Chief Compliance Officer

Paula Cludray-Engelke***                            Secretary

Jeffrey R. Berry*                                   Chief Legal Officer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532




Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Brian D. Comer*                                     Vice President

John B. Finigan, Jr.                                Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner, Jr.                              Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436




James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219





S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

David A. Kelsey*                                    Assistant Vice President

Allissa Archer Obler***                             Assistant Secretary

Loralee Ann Renelt***                               Assistant Secretary

Rebecca A. Schoff***                                Assistant Secretary

Glenn Allan Black******                             Tax Officer

Joseph J. Elmy*                                     Tax Officer

G. Michael Fell******                               Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401
**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
***** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211
****** The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327

     (c) Compensation from January 1, 2001 to December 31, 2001:

     (1)               (2)                 (3)               (4)             (5)
NAME OF          NET UNDERWRITING    COMPENSATION
PRINCIPAL        DISCOUNTS AND       ON REDEMPTION       BROKERAGE
UNDERWRITER      COMMISSIONS         OR ANNUITIZATION    COMMISSIONS    COMPENSATION*
-----------      -----------         ----------------    -----------    -------------
ING Financial
Advisers, LLC                                                               $215.69

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America during 2001.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      ING Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.      MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 19th day of April, 2002.

                                 VARIABLE ANNUITY ACCOUNT I OF ING
                                 INSURANCE COMPANY OF AMERICA
                                    (REGISTRANT)

                                 By: ING INSURANCE COMPANY OF AMERICA
                                    (DEPOSITOR)

                                 By /s/ Thomas J. McInerney*
                                    --------------------------------------------
                                    Thomas J. McInerney
                                    President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                          DATE
---------                            -----                                          ----
/s/ Thomas J. McInerney*             Director and President                        )
-----------------------------------
Thomas J. McInerney                  (principal executive officer)                 )

                                                                                   )
/s/ Wayne R. Huneke*                 Director and Chief Financial Officer          ) April
-----------------------------------
Wayne R. Huneke                                                                    ) 19, 2002
                                                                                   )
/s/ Randy Lowery*                    Director                                      )
-----------------------------------
P. Randall Lowery                                                                  )
                                                                                   )
/s/ Robert C. Salipante*             Director                                      )
-----------------------------------
Robert C. Salipante                                                                )
                                                                                   )
/s/ Mark A. Tullis*                  Director                                      )
-----------------------------------
Mark A. Tullis                                                                     )
                                                                                   )



                                                                                   )
/s/ David Wheat*                     Chief Accounting Officer                      )
-----------------------------------
David Wheat                                                                        )


By: /s/ Linda E. Senker
    ---------------------------------------------------------

       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

EXHIBIT NO.        EXHIBIT

99-B.9             Opinion and Consent of Counsel
                                                               -----------------

99-B.10            Consent of Independent Auditors
                                                               -----------------



